UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21913
                                                     ---------

                             BHR INSTITUTIONAL FUNDS
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                      1160 West Swedesford Road, Suite 140
                                Berwyn, PA 19312
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   Brian Ferko
                              BHR Fund Advisors, LP
                      1160 West Swedesford Road, Suite 140
                                Berwyn, PA 19312
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 610-854-0904
                                                            ------------

                      Date of fiscal year end: September 30
                                               ------------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

  [GRAPHIC OMITTED]
        BHR
INSTITUTIONAL FUNDS







 [GRAPHIC OMITTED]

   ANNUAL REPORT                             ARK CONCENTRATED GROWTH FUND
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------



CONTENTS

     1   Letter to Shareholders

     3   Disclosure of Fund Expenses

     4   Performance

     5   Investment Review

     6   Schedule of Investments

     7   Financial Statements

     11  Notes to Financial Statements

     14  Report of Independent Registered Public Accounting Firm

     15  Interested and Independent Trustees of the Trust

     16  Officers of the Trust

     17  Additional Fund Information









This report is submitted for the general information of the Fund's shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Fund's current prospectus.

Shares of the Fund are distributed by PFPC Distributors, Inc. 760 Moore Road, King of Prussia, PA 19406


--------------------------------------------------------------------------------
BHR Ark Concentrated Growth Fund 2007 Annual Report

LETTER TO SHAREHOLDERS

SEPTEMBER 30, 2007 (UNAUDITED)

Dear Fellow Shareholder:


We are pleased to present you with the Annual Report of the BHR Institutional Funds. Inside you will find key financial information about your fund for the period ending September 30, 2007.

At BHR Institutional Funds, our goal is to offer low cost mutual funds managed by well-respected investment management firms whose capabilities traditionally were only available through separate account institutional mandates.

We are grateful that shareholders of the BHR Institutional Funds have entrusted us with their assets. To repay you, our shareholders, for that trust, we are committed to provide rigorous oversight of the BHR Institutional Funds. Because we do not manage fund assets directly, but rather, partner with sub-advisors who provide investment management services to each fund, we are in the somewhat unique position of being true stewards of our shareholders' assets. We execute our fiduciary responsibilities with the aid of sophisticated analytical tools, frequent and specific communication with portfolio managers, regular on-site investment review meetings and daily compliance testing and updates.

Our independent trustees have no affiliation or ties to the investment managers of BHR Institutional Funds, and therefore, you can feel certain that objectivity with regard to management and oversight of the operations and administration of the BHR Institutional Funds is held to a very high standard. From time to time, our funds will underperform their benchmarks, but, as shareholders, you can be assured that the ongoing structure and integrity of each fund is being carefully supervised and is under even greater scrutiny during periods of underperformance.

We know that your decision to invest with BHR Institutional Funds was made after prudent and careful consideration. We understand that your satisfaction with the investment results of the fund will depend upon the timing of your investment and the role that this fund plays as part of your overall asset allocation strategy. An investment that is not meeting performance expectations or not achieving the risk and return goals of the investor is likely to be redeemed. Our goal is to be sure that we have done everything necessary to ensure that your investment decisions are made with timely and accurate information. We cannot control market performance, but we can provide all the information necessary for you to make prudent investment decisions.

We built our business on the following four guiding principals, which today serve as the foundation for our long-term business strategy:

QUALITY AT LOW COST: All else being equal, funds with lower fees deliver better performance. Our goal is to deliver long-term value to you by creating low cost funds that offer access to high quality institutional investment management firms. You have our commitment that we will manage costs in a prudent manner. Our funds are unlikely to be the cheapest available, but we have targeted to keep each fund priced below the median for the comparable asset class category and have contractually capped the expenses of each fund to ensure that you receive an appropriately priced investment vehicle. This allows us to strike a very important balance that provides low cost funds and still delivers appropriate compensation to the investment manager.

CO-BRANDING EQUALS TRANSPARENCY: The name of the sub-advisor is stated clearly in the name of the fund. We co-brand so that it is clear to you who has responsibility for managing the assets in the fund. We will not make changes to the management of this fund without a compelling reason. If we determine that something significant has occurred or changed, and, as a result, the services provided by the fund manager are no longer in the best interests of our shareholders, we may recommend a manager change. However, if we believe a change in management is required, it will be fully explained to you before it is enacted.

--------------------------------------------------------------------------------
                    BHR Ark Concentrated Growth Fund 2007 Annual Report        1

RIGOROUS OVERSIGHT: We invest significant time and capital to provide oversight that ensures that the fund's manager stays true to the investment mandate outlined in the principal strategies of the fund. Our goal is to provide you timely and comprehensive communication of fund information in a manner that best suits your needs. We have taken a first step in that direction with the recent launch of our website, www.bhrfunds.com, where you can find investor information, fund fact sheets and quarterly investment commentary. We will soon add links to our sub-advisors websites, so that you can learn even more about the well respected managers that sub-advise the BHR Institutional Funds.

PRODUCT INNOVATION: As your investment goals and objectives evolve due to changes in income, lifestyle, age or family situations, we plan on bringing new investment solutions and strategies designed to meet the needs of our shareholders. We solicit and welcome your feedback to be sure that we create solutions that are right for you. Our ability to serve our shareholders well is what will make the BHR Institutional Funds a great and successful enterprise.

It has been an exciting first year and we have many plans for 2008. We look forward to serving your investment needs in the years to come.

Sincerely,

/s/ Peter J. Moran
------------------------------
Peter J. Moran
President
BHR Institutional Funds











--------------------------------------------------------------------------------
2        BHR Ark Concentrated Growth Fund 2007 Annual Report

DISCLOSURE OF FUND EXPENSES

FOR THE SIX MONTH PERIOD APRIL 1, 2007 TO SEPTEMBER 30, 2007 (UNAUDITED)


We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Ark Concentrated Growth Fund (the "Fund"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Fund has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

------------------------------------------------------------------------------------------------------------------------
                                           Beginning            Ending                               Expenses Paid
                                         Account Value       Account Value       Expense           During the Period
                                           04/01/07            09/30/07          Ratio(1)         04/01/07-09/30/07(2)
------------------------------------------------------------------------------ -------------- --------------------------
ARK CONCENTRATED GROWTH FUND - INSTITUTIONAL SHARES

---------------------------------- ---------------------- -------------------- -------------- --------------------------
Actual Fund Return                       $1,000.00             $1,084.70           0.85%                $4.42
Hypothetical 5% Return                   $1,000.00             $1,020.69           0.85%                $4.28


(1)  Annualized, based on the Fund's expenses for the period.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365 to reflect the six month period.

--------------------------------------------------------------------------------
                    BHR Ark Concentrated Growth Fund 2007 Annual Report        3

PERFORMANCE

ARK CONCENTRATED GROWTH FUND

AGGREGATE TOTAL RETURN

                                                        INSTITUTIONAL SHARES
-----------------------------------------------------------------------------
Inception (10/31/06) through 9/30/07*                          14.00%
-----------------------------------------------------------------------------



Growth of a $100,000 investment since Fund inception


                                   [BAR GRAPH]


                              10/31/06   12/31/06   3/31/07    6/30/07   9/30/07
                              --------   --------   -------    -------   -------
Institutional Shares          100,000    102,500    105,100    109,400   114,000
Russell 1000 Growth Index     100,000    102,330    103,546    110,645   115,320




              Past performance is not indicative of future results

[GRAPHIC OMITTED]Institutional Shares [GRAPHIC OMITTED]Russell 1000 Growth Index



THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN HERE. PLEASE CALL 1-888-572-0968 FOR MOST RECENT MONTH END PERFORMANCE. MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING POTENTIAL LOSS OF PRINCIPAL. THE PRINCIPAL VALUE AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST

* Returns shown, unless otherwise indicated, are total returns, with distributions reinvested, if any, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions. Fee waivers are in effect; if they had not been in effect performance would have been lower.

The Russell 1000 Growth Index measures the performance of companies within the Russell 1000 Index with higher price to book ratios and higher forecasted growth values. The Russell 1000 Growth Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

Funds that take a focused or sector-specific approach are subject to greater risk from downturns affecting a specific issuer or industry.


--------------------------------------------------------------------------------
4        BHR Ark Concentrated Growth Fund 2007 Annual Report

INVESTMENT REVIEW

ARK CONCENTRATED GROWTH FUND

SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT PHILOSOPHY & PROCESS

The Fund is subadvised by Ark Asset Management ("Ark"). The Fund seeks capital appreciation by investing in a concentrated portfolio of large capitalization U.S. stocks with the strong potential for growth. Ark focuses on companies that it believes will be beneficiaries of change and, as a result, are likely to exceed investors' expectations.

The portfolio management team at Ark conducts intensive fundamental research to identify companies positioned to benefit from change. Specific examples of types of change include: a company's entrance into a new market, the onset of a new product development or distribution cycle, new management, improving industry dynamics, corporate restructuring or broad regulatory changes. Ark assesses the magnitude of the potential change and its expected impact on each company and compares its assessment to investor and Wall Street expectations to determine whether to purchase a stock for the Fund. A stock is sold when expectations for change are realized and reflected in the stock price, change does not occur as expected or a new investment opportunity is identified.



PERFORMANCE REVIEW

Since its inception on October 31, 2006, the Fund has delivered a cumulative gain of 14.00% versus 15.32% for the Russell 1000 Growth Index.

During the period, individual stock selection was the primary cause of the Fund's underperformance relative to the Russell 1000 Growth Index. Overweight positions in Medco Health Solutions, a pharmacy benefit manager; Fluor Corporation, an engineering and construction services company; Crocs, Inc., a footwear manufacturer; Apple, the computer company and Google, the Internet search firm all contributed positively to Fund performance. However, positive results from these and other outperformers were not enough to completely offset the negative impact of poor performers within the portfolio. The Fund's overweighted positions in US Airways and computer game company Electronic Arts were the largest detractors from performance for the period. In Financial Services, holdings in the data processing and insurance industries negatively impacted performance. In the Energy sector, underweights to various stocks, including Schlumberger, National Oilwell Varco and Exxon Mobil also had a negative effect on performance.

The portfolio management team did not make significant changes in the Fund's investment strategy during the period.


--------------------------------------------------------------------------------
                    BHR Ark Concentrated Growth Fund 2007 Annual Report        5

SCHEDULE OF INVESTMENTS

ARK CONCENTRATED GROWTH FUND
SEPTEMBER 30, 2007


                                          Number         Market
                                        of Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 98.0%
---------------------------------------------------------------
Consumer Discretionary - 4.0%
---------------------------------------------------------------
Starwood Hotels & Resorts
  Worldwide, Inc.                          209        $  12,697
Urban Outfitters, Inc.*                    572           12,470
                                                      ---------
                                                         25,167
                                                      ---------

Consumer Staples - 4.8%
---------------------------------------------------------------
Altria Group, Inc.                         222           15,436
The Coca-Cola Co.                          251           14,425
                                                      ---------
                                                         29,861
                                                      ---------

Energy - 6.9%
---------------------------------------------------------------
Cameron International Corp.*               136           12,551
Diamond Offshore Drilling, Inc.            108           12,235
Range Resources Corp.                      463           18,826
                                                      ---------
                                                         43,612
                                                      ---------

Financials - 7.1%
---------------------------------------------------------------
American Express Co.                       322           19,117
The Goldman Sachs Group, Inc.              118           25,575
                                                      ---------
                                                         44,692
                                                      ---------

Health Care - 19.7%
---------------------------------------------------------------
Amgen, Inc.*                               217           12,276
Celgene Corp.*                             380           27,098
Express Scripts, Inc.*                     223           12,448
Genentech, Inc.*                           329           25,669
Medtronic, Inc.                            230           12,974
Merck & Co., Inc.                          370           19,125
Shire PLC ADR                              190           14,056
                                                      ---------
                                                        123,646
                                                      ---------

Industrials - 13.5%
---------------------------------------------------------------
Boeing Co.                                 127           13,334
Fluor Corp.                                171           24,621
General Electric Co.                       350           14,490
Oshkosh Truck Corp.                        295           18,281
Spirit AeroSystems
  Holdings, Inc., Class A*                 351           13,668
                                                      ---------
                                                         84,394
                                                      ---------
Information Technology - 38.1%
---------------------------------------------------------------
Apple, Inc.*                               192           29,480
Broadcom Corp., Class A*                   673           24,524
Cisco Systems, Inc.*                       899           29,766
Electronic Arts, Inc.*                     614           34,378
Google, Inc., Class A*                      75           42,545
Hewlett-Packard Co.                        459           22,854
QUALCOMM, Inc.                             540           22,820


                                          Number         Market
                                        of Shares        Value
---------------------------------------------------------------

Information Technology (cont.)
---------------------------------------------------------------
Research In Motion, Ltd.*                  190        $  18,724
Riverbed Technology, Inc.*                 339           13,692
                                                      ---------
                                                        238,783
                                                      ---------

Telecommunication Services - 2.0%
---------------------------------------------------------------
MetroPCS Communications, Inc.*             470           12,822
                                                      ---------

Utilities - 1.9%
---------------------------------------------------------------
Exelon Corp.                               154           11,605
                                                      ---------

TOTAL COMMON STOCKS
  (Cost $563,084)**                                     614,582

                                     Principal
                                        Amount
---------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.1%
---------------------------------------------------------------
PNC Bank Money Market
  Account 4.50%, due 10/01/07          $19,598           19,598
                                                      ---------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $19,598)                                         19,598
                                                      ---------
TOTAL INVESTMENTS - 101.1%
  (Cost $582,682)**                                     634,180

LIABILITIES IN EXCESS
  OF OTHER ASSETS - (1.1%)                               (7,245)
                                                      ---------
NET ASSETS - 100.0%                                   $ 626,935
                                                      =========

----------------------------------------------
ADR: American Depository Receipt
*    Non-income producing security.

** Aggregate cost for federal income tax purposes is $583,116 and net unrealized appreciation is as follows:

Gross unrealized appreciation                         $  55,327
Gross unrealized depreciation                            (4,263)
                                                      ---------
Net unrealized appreciation                           $  51,064
                                                      =========


Sector Allocation                                % of Net Assets
----------------------------------------------------------------
Information Technology                                     38.1%
Health Care                                                19.7
Industrials                                                13.5
Financials                                                  7.1
Energy                                                      6.9
Consumer Staples                                            4.8
Consumer Discretionary                                      4.0
Telecommunication Services                                  2.0
Utilities                                                   1.9
Cash and other                                              2.0
                                                      ---------
                                                          100.0%
                                                      =========

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
6        BHR Ark Concentrated Growth Fund 2007 Annual Report

STATEMENT OF ASSETS AND LIABILITIES

ARK CONCENTRATED GROWTH FUND
SEPTEMBER 30, 2007

ASSETS:

Investments, at market value (cost $582,682) (Note 2)        $   634,180
Receivable for investments sold                                    6,435
Dividends and interest receivable                                    695
Deferred offering expenses (Note 2)                                1,013
Prepaid expenses                                                   9,748
                                                             -----------
   Total assets                                                  652,071
                                                             -----------

LIABILITIES:

Payable for fund shares redeemed                                      23
Payable for investments purchased                                 11,380
Investment advisory fee payable (Note 4)                           1,558
Administration and accounting fees payable                         7,385
Custodian fees payable                                             1,792
Transfer agent fees payable                                        1,766
Chief compliance officer fees payable                                 45
Other accrued expenses                                             1,187
                                                             -----------
   Total liabilities                                              25,136
                                                             -----------

NET ASSETS                                                   $   626,935
                                                             -----------
NET ASSETS CONSIST OF:

Undistributed net investment income                          $    24,771
Accumulated net realized gain on investments                      24,500
Net unrealized appreciation on investments                        51,498
Paid-in-capital                                                  526,166
                                                             -----------
NET ASSETS                                                   $   626,935
                                                             ===========

SHARES OUTSTANDING - INSTITUTIONAL:
   (Unlimited number of shares authorized, par value
   $0.001 per share)                                              55,002
                                                             ===========

Net asset value, offering and redemption price per share     $     11.40
                                                             ===========


SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                    BHR Ark Concentrated Growth Fund 2007 Annual Report        7

STATEMENT OF OPERATIONS

ARK CONCENTRATED GROWTH FUND
FOR THE PERIOD ENDED SEPTEMBER 30, 2007*


INVESTMENT INCOME:
Dividends                                                $   4,830
Interest                                                       637
                                                         ---------
   Total investment income                                   5,467
                                                         ---------
EXPENSES:
Investment advisory fees (Note 4)                            3,481
Administration and accounting fees (Note 5)                 86,305
Organizational expenses and offering costs (Note 2)         43,608
Transfer agent fees                                         31,490
Insurance expense                                           31,446
Registration and filing fees                                22,315
Trustees' fees and expenses (Note 4)                        17,058
Legal fees                                                  15,700
Custodian fees                                              11,125
Chief compliance officer fees (Note 4)                       7,684
Printing fees                                                  251
Other                                                        1,700
                                                         ---------
   Subtotal                                                272,163
Fees waived and reimbursed by Advisor (Note 4)            (204,457)
Fees waived by Fund's service provider (Note 5)            (63,154)
                                                         ---------
   Total net expenses                                        4,552
                                                         ---------
NET INVESTMENT INCOME                                          915
                                                         ---------
REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS:
Net realized gain on investments                            24,500
Net change in unrealized appreciation
   on investments                                           51,498
                                                         ---------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS                                      75,998
                                                         ---------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                             $  76,913
                                                         =========

*    The Fund commenced operations on October 31, 2006

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
8        BHR Ark Concentrated Growth Fund 2007 Annual Report

STATEMENT OF CHANGES IN NET ASSETS

ARK CONCENTRATED GROWTH FUND
FOR THE PERIOD ENDED SEPTEMBER 30, 2007*

OPERATIONS:
Net investment income                                    $     915
Net realized gain on investments                            24,500
Net change in unrealized appreciation on investments        51,498
                                                         ---------
Net increase in net assets resulting from operations        76,913
                                                         ---------

CAPITAL STOCK TRANSACTIONS:
Shares sold - Institutional                                550,045
Shares redeemed - Institutional                                (23)
Net increase in net assets from
   capital stock transactions                              550,022
                                                         ---------
Net increase in net assets                                 626,935

NET ASSETS:
Beginning of period                                             --
                                                         ---------
End of period                                            $ 626,935
                                                         =========
Undistributed net investment income                      $  24,771
                                                         =========

CAPITAL SHARE TRANSACTIONS:
Shares sold - Institutional                                 55,004
Shares redeemed - Institutional                                 (2)
                                                         ---------
Net increase in shares outstanding                          55,002
                                                         =========

------------
*    The Fund commenced operations on October 31, 2006.






SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
                    BHR Ark Concentrated Growth Fund 2007 Annual Report        9

FINANCIAL HIGHLIGHTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2007(1)
FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                           ARK CONCENTRATED
                                                              GROWTH FUND
                                                              -----------
Net asset value, beginning of period                           $    10.00
                                                               ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                0.45
Net realized and unrealized gain
   on investments                                                    0.95
                                                               ----------
Total from investment operations                                     1.40
                                                               ----------
Net asset value, end of period                                 $    11.40
                                                               ==========
Total return                                                        14.00%*


RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                           $      627
Operating expenses:
   Before expense reimbursement/waiver                              50.82%**
   After expense reimbursement/waiver                                0.85%**
Net investment income (loss):
   Before expense reimbursement/waiver                             (49.80%)**
   After expense reimbursement/waiver                                0.17% **
Portfolio turnover rate                                            118.87% *


------------
(1)  The Fund commenced operations on October 31, 2006.
*    Non-annualized.
**   Annualized.


     SEE NOTES TO FINANCIAL STATEMENTS





--------------------------------------------------------------------------------
10       BHR Ark Concentrated Growth Fund 2007 Annual Report

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2007

1. ORGANIZATION

The Ark Concentrated Growth Fund (the "Fund") is a separate series of the BHR Institutional Funds (the "Trust"), a registered investment management company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong solely to that Fund and are subject to liabilities related thereto. The Fund is authorized to issue an unlimited number of shares. The accompanying financial statements and financial highlights are those of the Fund, which commenced operations on October 31, 2006. The financial statements of the remaining series in the Trust are presented in separate documents. The Fund is a diversified portfolio as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund seeks capital appreciation and invests in large capitalization U.S. common stocks with growth characteristics. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. common stocks and other equity securities of large capitalization companies. The Fund will typically hold between 25 and 35 stocks.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

   Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee using the Fair Value Procedures approved by the Board of Trustees.

   USE OF ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   ORGANIZATIONAL EXPENSES AND OFFERING COSTS - Organizational expenses and offering costs have been incurred by the Fund. Organizational costs consist of costs incurred to establish the company and enable it legally to do business and are charged to expense as they are incurred. Offering costs consist of costs incurred to offer shares to the public and are accounted for as a deferred charge until operations begin and thereafter amortized to expense over twelve months on a straight-line basis.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the exdividend date, and interest income is recognized on the accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

   EXPENSES - Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated across all of the Funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each Fund.

   NET ASSET VALUE PER SHARE - The net asset value ("NAV") for a Fund share is the value of that share's portion of all of the net assets of the Fund. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern Time).

--------------------------------------------------------------------------------
                    BHR Ark Concentrated Growth Fund 2007 Annual Report       11

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

   DIVIDENDS AND DISTRIBUTIONS - The Fund distributes its net investment income and makes distributions of net realized capital gains, if any, at least annually.

3. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In July 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As a result, the Fund will incorporate FIN 48 in its semi-annual report on March 31, 2008. Management has not completed their analysis regarding the application of FIN 48 to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS

The Fund has entered into an investment management agreement with BHR Fund Advisors, LP ("BHR") (the "Advisory Agreement") pursuant to which BHR provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at an annual rate of 0.65% of the average daily net assets of the Fund. As investment advisor to the Fund, BHR has the ultimate responsibility over any Sub-Advisor and is responsible for the investment performance of the Fund.

BHR has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with Ark Asset Management Company ("Ark"), pursuant to which Ark serves as sub-advisor to the Fund. Sub-advisory fees are paid by BHR, not out of the Fund's assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, BHR and Ark provide a continuous investment program for the Fund's portfolio, and oversee the administration of all aspects relating to the Fund's business and affairs.

For its services as investment Sub-Advisor to the Funds, the Sub-Advisor is entitled to receive investment sub-advisory fees from BHR at an annualized rate, calculated daily based on the average daily net assets of each Fund paid monthly. The Sub-Advisor will be paid 0.10% on the first $100,000,000; 0.30% on the next $100,000,000; 0.45% on the next $300,000,000; and 0.50% on the balance of the average daily net assets.

The Advisor has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total annual operating expenses from exceeding 0.85% for a period of three years ending October 31, 2009 ("Expense Limitation"). If at any point during the first three years of Fund operations it becomes unnecessary for the Advisor to waive fees or make reimbursements, the Advisor may recapture any of its prior waivers or reimbursements, as long as Expense Limitations are maintained. The balance of recoverable expenses to the Advisor at September 30, 2007 was $204,457.

The Trust does not pay any fees to its Officers for their services as such, except for the Chief Compliance Officer, who receives $1,250 per month for the entire Trust. For the period ended September 30, 2007, the Fund was allocated $7,684 in Chief Compliance Officer fees. The Trust pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee meeting and $250 per fair valuation meeting attended. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.


--------------------------------------------------------------------------------
12       BHR Ark Concentrated Growth Fund 2007 Annual Report

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

5. OTHER SERVICE PROVIDERS

The Trust has entered into an Administration and Accounting Services Agreement with PFPC Inc. ("PFPC") to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. PFPC also acts as transfer agent and dividend disbursing agent for the Fund, and for these services, PFPC receives a monthly fee based on shareholder processing activity during the month.

PFPC Distributors, Inc. (the "Distributor") serves as the Fund's distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

PFPC Trust Company acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

Pursuant to a services agreement, PFPC has agreed to waive $63,154 in administration and accounting, custodian and transfer agent fees for the Fund for the period from October 31, 2006 to September 30, 2007.

6. INVESTMENT TRANSACTIONS

Investment transactions for the period ended September 30, 2007, excluding temporary short-term investments for the Fund, were as follows:

            Purchases            Sales
           -----------          --------
           $1,163,073           $624,489


7. FEDERAL INCOME TAXES

The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and will distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal income or excise tax.

At September 30, 2007, the components of distributable accumulated earnings on a tax basis were as follows:

    Undistributed ordinary income                  $ 80,660
    Other book/tax differences                      (30,955)
    Unrealized appreciation                          51,064
                                                   --------
    Total accumulated earnings                     $100,769
                                                   ========

The differences between book and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales on the Fund.

Other book/tax differences are temporary differences in the treatment of organizational and start-up costs.

8. RECLASSIFICATIONS

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of September 30, 2007, the reclassifications were as follows:

                                                Increase
                  Decrease                  Undistributed Net
              Paid-in Capital               Investment Income
              ---------------               -----------------
               $   (23,856)                     $  23,856

9.  CONCENTRATION RISKS

Although the Fund has a diversified investment portfolio, it may, at certain times, have concentrations which may cause the Fund to be more sensitive to economic changes or events occurring in certain sectors.

10. INDEMNIFICATIONS

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.


--------------------------------------------------------------------------------
                    BHR Ark Concentrated Growth Fund 2007 Annual Report       13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF TRUSTEES OF BHR INSTITUTIONAL FUNDS AND THE SHAREHOLDERS OF ARK CONCENTRATED GROWTH FUND

We have audited the accompanying statement of assets and liabilities of the Ark Concentrated Growth Fund, a series of shares of BHR Institutional Funds, including the schedule of investments, as of September 30, 2007, and the related statements of operations and changes in net assets and financial highlights for the period October 31, 2006 (commencement of operations) through September 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Ark Concentrated Growth Fund as of September 30, 2007, the results of its operations, changes in its net assets, and financial highlights for the period October 31, 2006 through September 30, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ BRIGGS, BUNTING & DOUGHERTY, LLP
-------------------------------------
    BRIGGS, BUNTING & DOUGHERTY, LLP



Philadelphia, Pennsylvania

November 19, 2007

--------------------------------------------------------------------------------
14       BHR Ark Concentrated Growth Fund 2007 Annual Report

INTERESTED AND INDEPENDENT TRUSTEES OF THE TRUST (UNAUDITED)

The following table sets forth certain information with respect to the Trustees of the Trust. The Statement of Additional Information ("SAI") includes additional information about the Trustees and is available without charge, upon request, by calling 1-888-572-0968.

                                                TERM OF                                    NUMBER OF
                                                OFFICE AND     PRINCIPAL                   FUNDS IN          OTHER
                                POSITION(S)     LENGTH OF      OCCUPATION(S)               FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS,                  HELD WITH       TIME           DURING PAST 5               OVERSEEN BY       HELD BY
YEAR OF BIRTH                   THE FUNDS       SERVED*        YEARS                       DIRECTOR          TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:**
Amy Duling                      Chairman        Since June     BHR Fund Advisors, LP,             6            None
BHR Fund Advisors LP            and Trustee     2006           Managing Partner;
1160 Swedesford Road                                           Constellation Investment
Suite 140                                                      Management Company,
Berwyn, PA 19312                                               Executive VP of
YOB: 1967                                                      Marketing & Product
                                                               Mgt. (2004-2006);
                                                               Turner Investment
                                                               Partners, National
                                                               Account Director
                                                               (1999-2004).

INDEPENDENT TRUSTEES:

Gary Shugrue                    Trustee         Since          Ascendant Capital                  6            None
c/o BHR Fund Advisors LP                        October        Partners, President
1160 Swedesford Road                            2006           and Chief Investment
Suite 140                                                      Officer.
Berwyn, PA 19312
YOB: 1954

Dr. James Patton                Trustee         Since          Comprehensive Oncology             6            Advaxis, Inc.
c/o BHR Fund Advisors LP                        October        Care, LLC, President;
1160 Swedesford Road                            2006           Millennium Oncology
Suite 140                                                      Management, Inc., Vice
Berwyn, PA 19312                                               President; Liberty View
YOB: 1957                                                      Equity Partners SBIC, LP,
                                                               Principal (1999-2004).


* Each Trustee will serve as a Trustee of the Trust until (i) termination of the Trust, or (ii) the Trustee's retirement, resignation or death, or (iii) as otherwise specified in the Trust's governing documents.

** Ms. Duling is an "interested person" of the Trust and the Advisor as defined in the 1940 Act because she is an officer of the Advisor.

--------------------------------------------------------------------------------
                    BHR Ark Concentrated Growth Fund 2007 Annual Report       15

OFFICERS OF THE TRUST (UNAUDITED)

The following table sets forth certain information with respect to the officers of the Trust. The officers of the Trust are elected annually.

                                                      TERM OF OFFICE AND
NAME, ADDRESS, YEAR OF        POSITION HELD WITH      LENGTH OF TIME
BIRTH                         THE FUNDS               SERVED                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Peter Moran                   President               Since October         BHR Fund Advisors, LP,
1160 Swedesford Road                                  2006                  Managing Partner;
Suite 140                                                                   Constellation Investment Management
Berwyn, PA 19312                                                            Company, President (2005-2006);
YOB:  1961                                                                  Turner Investment Partners, Director of
                                                                            Intermediary & Mutual Fund
                                                                            Distribution (1997-2005).

John Leven                    Treasurer               Since October         BHR Fund Advisors, LP, Director of
1160 Swedesford Road                                  2006                  Finance; Constellation Investment
Suite 140                                                                   Management Company,
Berwyn, PA 19312                                                            Chief Financial Officer (2004-2006);
YOB:  1957                                                                  SEI Investments, Account Director
                                                                            (2001-2004), Director of Fund
                                                                            Accounting (1999-2001).

Brian Ferko                   Chief Compliance        Since October         BHR Fund Advisors, LP, Chief
1160 Swedesford Road          Officer                 2006                  Compliance Officer; Ardmore Partners,
Suite 140                                                                   Chief Compliance Officer (2005-2006);
Berwyn, PA 19312                                                            Turner Investment Partners, Director of
YOB:  1971                                                                  Mutual Fund Administration &
                                                                            Compliance (1997-2004).
John Canning                  Secretary               Since October         BHR Fund Advisors, LP, Director Mutual
1160 Swedesford Road                                  2006                  Fund Administration;
Suite 140                                                                   Constellation Investment Management
Berwyn, PA 19312                                                            Company, Vice President Mutual Fund
YOB:  1970                                                                  Administration (2004-2006); Turner
                                                                            Investment Partners, Assistant Director
                                                                            of Mutual Fund Administration (2000
                                                                            2004).


--------------------------------------------------------------------------------
16       BHR Ark Concentrated Growth Fund 2007 Annual Report

ADDITIONAL FUND INFORMATION

SEPTEMBER 30, 2007
(UNAUDITED)


PROXY VOTING INFORMATION

   A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request by calling 1-888-572-0968 or on the Fund's website at http://www.bhrfunds.com.

   Information regarding how the Fund voted proxies related to portfolio securities during the period ended June 30, 2007 is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.


INFORMATION ON FORM N-Q

   The Trust files the Fund's complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.










--------------------------------------------------------------------------------
                    BHR Ark Concentrated Growth Fund 2007 Annual Report       17

                                                               [GRAPHIC OMITTED]




[GRAPHIC OMITTED]         1160 W. Swedesford Rd.
      BHR                 Suite  140
INSTITUTIONAL FUNDS       Berwyn, PA 19312


                          t: 610 854  0900
                          f: 610 640  2933

                          w: www.bhrfunds.com

   [GRAPHIC OMITTED]
         BHR
  INSTITUTIONAL FUNDS



















[GRAPHIC OMITTED]

ANNUAL REPORT                              CLARIVEST INTERNATIONAL EQUITY FUND

SEPTEMBER 30, 2007                         CLARIVEST SMID CAP GROWTH FUND

CONTENTS

       1   Letter to Shareholders

       3   Disclosure of Fund Expenses

       4   Performance

       6   Investment Review

       9   Schedules of Investments

       14  Financial Statements

       18  Notes to Financial Statements

       22  Report of Independent Registered Public Accounting Firm

       23  Interested and Independent Trustees of the Trust

       24  Officers of the Trust

       25  Additional Fund Information









This report is submitted for the general information of the Fund's shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Fund's current prospectus.

Shares of the Funds are distributed by PFPC Distributors, Inc. 760 Moore Road, King of Prussia, PA 19406







--------------------------------------------------------------------------------
BHR ClariVest Funds 2007 Annual Report

LETTER TO SHAREHOLDERS

SEPTEMBER 30, 2007
(UNAUDITED)

Dear Fellow Shareholder:


We are pleased to present you with the Annual Report of the BHR Institutional Funds. Inside you will find key financial information about your fund for the period ending September 30, 2007.

At BHR Institutional Funds, our goal is to offer low cost mutual funds managed by well-respected investment management firms whose capabilities traditionally were only available through separate account institutional mandates.

We are grateful that shareholders of the BHR Institutional Funds have entrusted us with their assets. To repay you, our shareholders, for that trust, we are committed to provide rigorous oversight of the BHR Institutional Funds. Because we do not manage fund assets directly, but rather, partner with sub-advisors who provide investment management services to each fund, we are in the somewhat unique position of being true stewards of our shareholders' assets. We execute our fiduciary responsibilities with the aid of sophisticated analytical tools, frequent and specific communication with portfolio managers, regular on-site investment review meetings and daily compliance testing and updates.

Our independent trustees have no affiliation or ties to the investment managers of BHR Institutional Funds, and therefore, you can feel certain that objectivity with regard to management and oversight of the operations and administration of the BHR Institutional Funds is held to a very high standard. From time to time, our funds will underperform their benchmarks, but, as shareholders, you can be assured that the ongoing structure and integrity of each fund is being carefully supervised and is under even greater scrutiny during periods of underperformance.

We know that your decision to invest with BHR Institutional Funds was made after prudent and careful consideration. We understand that your satisfaction with the investment results of the fund will depend upon the timing of your investment and the role that this fund plays as part of your overall asset allocation strategy. An investment that is not meeting performance expectations or not achieving the risk and return goals of the investor is likely to be redeemed. Our goal is to be sure that we have done everything necessary to ensure that your investment decisions are made with timely and accurate information. We cannot control market performance, but we can provide all the information necessary for you to make prudent investment decisions.

We built our business on the following four guiding principals, which today serve as the foundation for our long-term business strategy:

QUALITY AT LOW COST: All else being equal, funds with lower fees deliver better performance. Our goal is to deliver long-term value to you by creating low cost funds that offer access to high quality institutional investment management firms. You have our commitment that we will manage costs in a prudent manner. Our funds are unlikely to be the cheapest available, but we have targeted to keep each fund priced below the median for the comparable asset class category and have contractually capped the expenses of each fund to ensure that you receive an appropriately priced investment vehicle. This allows us to strike a very important balance that provides low cost funds and still delivers appropriate compensation to the investment manager.

CO-BRANDING EQUALS TRANSPARENCY: The name of the sub-advisor is stated clearly in the name of the fund. We co-brand so that it is clear to you who has responsibility for managing the assets in the fund. We will not make changes to the management of this fund without a compelling reason. If we determine that something significant has occurred or changed, and, as a result, the services provided by the fund manager are no longer in the best interests of our shareholders, we may recommend a manager change. However, if we believe a change in management is required, it will be fully explained to you before it is enacted.

--------------------------------------------------------------------------------
                                    BHR ClariVest Funds 2007 Annual Report     1

RIGOROUS OVERSIGHT: We invest significant time and capital to provide oversight that ensures that the fund's manager stays true to the investment mandate outlined in the principal strategies of the fund. Our goal is to provide you timely and comprehensive communication of fund information in a manner that best suits your needs. We have taken a first step in that direction with the recent launch of our website, www.bhrfunds.com, where you can find investor information, fund fact sheets and quarterly investment commentary. We will soon add links to our sub-advisors websites, so that you can learn even more about the well respected managers that sub-advise the BHR Institutional Funds.

PRODUCT INNOVATION: As your investment goals and objectives evolve due to changes in income, lifestyle, age or family situations, we plan on bringing new investment solutions and strategies designed to meet the needs of our shareholders. We solicit and welcome your feedback to be sure that we create solutions that are right for you. Our ability to serve our shareholders well is what will make the BHR Institutional Funds a great and successful enterprise.

It has been an exciting first year and we have many plans for 2008. We look forward to serving your investment needs in the years to come.

Sincerely,


/s/ Peter J. Moran
----------------------------------
Peter J. Moran
President
BHR Institutional Funds

















--------------------------------------------------------------------------------
2     BHR ClariVest Funds 2007 Annual Report

DISCLOSURE OF FUND EXPENSES

FOR THE SIX MONTH PERIOD APRIL 1, 2007 TO SEPTEMBER 30, 2007 (UNAUDITED)


We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the ClariVest International Equity Fund or the ClariVest SMid Cap Growth Fund (each a "Fund", and collectively, the "Funds"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Funds. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Funds have no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

---------------------------------------------------------------------------------------------
                         Beginning            Ending                        Expenses Paid
                       Account Value       Account Value     Expense      During the Period
                         04/01/07            09/30/07        Ratio(1)   04/01/07-09/30/07(2)
---------------------------------------------------------------------------------------------
CLARIVEST INTERNATIONAL EQUITY FUND - CLASS I
---------------------------------------------------------------------------------------------

Actual Fund Return       $1,000.00          $1,062.10         0.99%          $5.09
Hypothetical 5% Return   $1,000.00          $1,020.00         0.99%          $4.99
---------------------------------------------------------------------------------------------

CLARIVEST SMID CAP GROWTH FUND - CLASS I
---------------------------------------------------------------------------------------------

Actual Fund Return       $1,000.00          $1,029.00         1.00%          $5.06
Hypothetical 5% Return   $1,000.00          $1,019.95         1.00%          $5.04
---------------------------------------------------------------------------------------------

(1)  Annualized, based on the Fund's expenses for the period.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365 to reflect the six month period.


--------------------------------------------------------------------------------
                                    BHR ClariVest Funds 2007 Annual Report     3

PERFORMANCE

CLARIVEST INTERNATIONAL EQUITY FUND


AGGREGATE TOTAL RETURN

                                                     CLASS I
------------------------------------------------------------

Inception (3/28/07) through 9/30/07*                 6.00%
-------------------------------------------------------------


Growth of a $100,000 investment since Fund inception

                                   [BAR GRAPH]

                     3/28/07    3/31/07    4/30/07    5/31/07    6/30/07    7/31/07    8/31/07    9/30/07
                     -------    -------    -------    -------    -------    -------    -------    -------
Class I              100,000    99,800     103,700    104,900    104,800    104,000    100,600    106,000
MSCI EAFE Index      100,000   100,000     104,532    106,505    106,670    105,110    103,493    109,050


              Past performance is not indicative of future results.

[GRAPHIC OMITTED] Class I [GRAPHIC OMITTED] MSCI EAFE Index

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN HERE. PLEASE CALL 1-888-572-0968 FOR MOST RECENT MONTH END PERFORMANCE. MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING POTENTIAL LOSS OF PRINCIPAL. THE PRINCIPAL VALUE AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* Returns shown, unless otherwise indicated, are total returns, with distributions reinvested, if any, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions. Fee waivers are in effect; if they had not been in effect performance would have been lower.

The Morgan Stanley Capital International ("MSCI") EAFE Index measures international equity performance. It comprises 21 MSCI country indices, representing the developed markets outside North America: Europe, Australia, Asia and the Far East. The MSCI EAFE is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

International securities involve special risks, including currency fluctuation, lower liquidity, different accounting methods and economic and political systems, and higher transaction costs.


--------------------------------------------------------------------------------
4     BHR ClariVest Funds 2007 Annual Report

PERFORMANCE

CLARIVEST SMID CAP GROWTH FUND

AGGREGATE TOTAL RETURN

                                                     CLASS I
------------------------------------------------------------

Inception (3/28/07) through 9/30/07*                  2.80%
-------------------------------------------------------------


Growth of a $100,000 investment since Fund inception

                                   [BAR GRAPH]

                              3/28/07    3/31/07    4/30/07    5/31/07    6/30/07    7/31/07    8/31/07    9/30/07
                              -------    -------    -------    -------    -------    -------    -------    -------
Class I                       100,000    99,900     103,400    108,600    106,500    101,300     99,700    102,800
Russell 2500 Growth Index     100,000   100,000     103,070    108,018    106,985    102,500    104,071    107,430


              Past performance is not indicative of future results.

      [GRAPHIC OMITTED]Class I       [GRAPHIC OMITTED] Russell 2500 Growth Index

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN HERE. PLEASE CALL 1-888-572-0968 FOR MOST RECENT MONTH END PERFORMANCE. MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING POTENTIAL LOSS OF PRINCIPAL. THE PRINCIPAL VALUE AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* Returns shown, unless otherwise indicated, are total returns, with distributions reinvested, if any, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions. Fee waivers are in effect; if they had not been in effect performance would have been lower.

The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index. The Russell 2500 Growth Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.


--------------------------------------------------------------------------------
                                    BHR ClariVest Funds 2007 Annual Report     5

INVESTMENT REVIEW (UNAUDITED)





INVESTMENT PHILOSOPHY & PROCESS

ClariVest Asset Management LLC ("ClariVest") serves as the Sub-Advisor to the Funds. ClariVest was founded in 2006, on the idea that clarity in the investment process is critical to maintaining strong performance and client relationships. ClariVest believes that success in investing is dependent upon several factors, most importantly a disciplined investment strategy with a talented, experienced team of people to execute it.

ClariVest uses a quantitative approach to investing, coupled with portfolio manager insight. The investment philosophy is based on the belief that investor behavior drives stock prices. The investment team seeks to identify excess return potential created by investors' inefficient response to growth and contraction cycles. The investment framework is designed to capture the potential return created at inflection points where ClariVest believes investors are unwilling or unable to react efficiently to recent information. The firm has developed a disciplined approach to identifying these inflection points and constructing risk-controlled portfolios.

ClariVest constructs the portfolio of the Funds using a quantitatively managed, bottom-up investment style. ClariVest's stock selection process is based on a model with multiple factors. These factors are designed to identify companies exhibiting the overall characteristics of high recent growth and momentum, low to in-line historical growth and low current valuations. The resulting list is then optimized using a risk model, and the portfolio is created.


CLARIVEST INTERNATIONAL EQUITY FUND
SEPTEMBER 30, 2007 (UNAUDITED)


PERFORMANCE REVIEW

Since the inception of the Fund on March 28, 2007, it has returned 6.00% versus the MSCI EAFE Index's return of 9.05% for the same period.

An overweight to the Telecommunication Services sector contributed positively to results for the period. An underweight to Consumer Discretionary stocks also helped relative performance, as the sector lagged due to weakness in household durables. An underweight position in Materials detracted from performance results for the period, as the sector performed well due to strength in construction related stocks. Overweighting Health Care also detracted from results, because pharmaceutical companies underperformed.

Relative to the MSCI EAFE benchmark, the Fund's most significant country overweights were to Japan, Switzerland and Hong Kong, while the most significant underweights were to the United Kingdom, Australia and Germany.

During the month of August, widespread disruptions in the credit markets worldwide led to significant volatility. Credit issues stemming from sub-prime mortgage exposures spread to the commercial paper market and beyond, causing central banks around the world to inject liquidity. This situation weighed heavily on leveraged hedge funds, which, in many cases, were forced to delever their portfolios using their most liquid securities. This phenomenon occurred most significantly in the US and Japanese markets and adversely affected equity managers that employed quantitative stock selection tools. Because ClariVest is such a manager, the ClariVest International Equity Fund experienced a negative impact on performance. Many stocks that were negatively


--------------------------------------------------------------------------------
6     BHR ClariVest Funds 2007 Annual Report

INVESTMENT REVIEW (UNAUDITED)
(CONTINUED)


CLARIVEST INTERNATIONAL EQUITY FUND
SEPTEMBER 30, 2007 (UNAUDITED)



affected by investor concerns and hedge fund selling rebounded later, rewarding those managers, like ClariVest, that maintained conviction in the face of short-term declines.

Stocks contributing positively to relative performance for the period included shipping companies: Pacific Basin Shipping, a Hong Kong based bulk shipping company and D/S Norden, a Denmark based cargo shipping company. Marubeni Corporation, a Japanese trading company, also contributed positively to relative performance as the company benefited from new orders in the Middle East and received analyst upgrades.

Fund performance was negatively impacted by an underweight in Australian resources company BHP Billiton. The company is a producer of diversified energy related products, including coal, oil, gas, uranium and liquefied natural gas, and enjoyed strong performance due to strong commodities pricing and strong sales to India. Other stocks detracting from relative performance for the period included Grupo ACS, a Spanish engineering and construction company in which the Fund was overweighted; Brother Industries, a Japanese manufacturer and distributor of consumer and commercial printers, facsimiles, typewriters and sewing machines; and Next PLC, a British retailer.

The portfolio management team did not make any significant changes in the Fund's strategy or positioning during the period.













--------------------------------------------------------------------------------
                                    BHR ClariVest Funds 2007 Annual Report     7

INVESTMENT REVIEW (UNAUDITED)
(CONTINUED)


CLARIVEST SMID CAP GROWTH FUND
SEPTEMBER 30, 2007



PERFORMANCE REVIEW

Since the inception of the Fund on March 28, 2007, the Fund underperformed its benchmark, the Russell 2500 Growth Index, delivering a performance return of 2.80% versus the benchmark return of 7.43% for the same period.

During the month of August, concern about problems in the subprime mortgage market caused widespread disruptions in the credit markets worldwide and led to significant volatility. This situation weighed heavily on leveraged hedge funds, which, in many cases, were forced to delever their portfolios using their most liquid securities. This delevering adversely affected many equity managers that employed quantitative stock selection tools and methodologies. Because ClariVest is such a manager, their portfolios, including the ClariVest SMid Cap Growth Fund, generally experienced a negative impact on performance. Many stocks that were negatively affected by investor concerns and hedge fund selling rebounded later, rewarding those managers, like ClariVest, that maintained conviction in the face of short-term declines.

Overall, for the period, holdings in the Financials, Health Care and Consumer Discretionary sectors detracted the most from relative performance. KKR Financial Holdings was the Fund's worst performer on an absolute basis, and also detracted the most from relative performance during the quarter. KKR Financial Holdings is a specialty finance company that suffered significant declines during the month of August due to its exposure to the commercial and residential mortgage and real estate markets. The stock has been eliminated from the portfolio.

Stocks contributing positively to relative performance for the period included CF Industries Holdings, a manufacturer and distributor of fertilizer that benefited from the outlook for fertilizer demand; and Fresh Del Monte Produce, a company involved in worldwide sourcing and distribution of fresh produce that benefited from strong pricing for bananas. Strong results from these and other portfolio holdings were not enough to offset broad weakness in performance for the quarter.

The portfolio management team did not make significant changes in the Fund's strategy or positioning during the fiscal year.




--------------------------------------------------------------------------------
8     BHR ClariVest Funds 2007 Annual Report

SCHEDULE OF INVESTMENTS


CLARIVEST INTERNATIONAL EQUITY FUND
SEPTEMBER 30, 2007


                                          Number         Market
                                        of Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 98.7%
---------------------------------------------------------------
Australia - 2.0%
---------------------------------------------------------------
Aditya Birla Minerals, Ltd.*             1,877        $   6,927
AED Oil, Ltd.*                             392            3,070
Centennial Coal Co., Ltd.                1,248            4,119
Coates Hire, Ltd.                          536            2,870
CSL, Ltd.                                   67            6,362
Just Group, Ltd.                           647            2,977
Macquarie Media Group, Ltd.                758            2,958
                                                      ---------
                                                         29,283
                                                      ---------

Austria - 0.6%
---------------------------------------------------------------
Immofinanz Immobilien
  Anlagen AG*                              674            8,387
                                                      ---------

Belgium - 2.2%
---------------------------------------------------------------
Fortis                                     352           10,337
Mobistar SA                                205           17,886
Tessenderlo Chemie NV                       70            4,046
                                                      ---------
                                                         32,269
                                                      ---------

Denmark - 2.2%
---------------------------------------------------------------
Almindelig Brand A/S*                       75            4,693
D/S Norden A/S                             250           26,615
                                                      ---------
                                                         31,308
                                                      ---------

Finland - 0.6%
---------------------------------------------------------------
Elisa Oyj                                  171            5,301
Nokia Oyj                                  100            3,791
                                                      ---------
                                                          9,092
                                                      ---------

France - 8.1%
---------------------------------------------------------------
Air France-KLM                             163            5,974
BNP Paribas                                184           20,081
Bouygues                                    75            6,452
Credit Agricole SA                         368           14,157
France Telecom SA                          835           27,894
Gaz de France SA                           199           10,313
PSA Peugeot Citroen                         83            6,832
Societe Generale                           150           25,104
                                                      ---------
                                                        116,807
                                                      ---------

Germany - 5.5%
---------------------------------------------------------------
Allianz SE                                 175           40,778
Arques Industries AG                        58            2,681
Colonia Real Estate AG*                     77            2,973
Deutsche Beteiligungs AG                   125            4,364
Draegerwerk AG,
  Preference Shares                         50            4,586
E.ON AG                                     57           10,511


                                          Number         Market
                                        of Shares        Value
---------------------------------------------------------------

Germany (continued)
---------------------------------------------------------------
Salzgitter AG                               54        $  10,578
Volkswagen AG                               13            2,930
                                                      ---------
                                                         79,401
                                                      ---------

Greece - 0.2%
---------------------------------------------------------------
Babis Vovos International
  Construction SA*                          81            2,778
                                                      ---------

Hong Kong - 5.9%
---------------------------------------------------------------
Cheung Kong Infrastructure
  Holdings, Ltd.                         1,000            3,759
CLP Holdings, Ltd.                       4,000           27,701
Hang Lung Group, Ltd.                    2,000           11,379
Kingboard Chemical
  Holdings, Ltd.                         1,000            6,372
Pacific Basin Shipping, Ltd.            12,000           25,209
Regal Hotels International
  Holdings, Ltd.                        32,000            2,430
VTech Holdings, Ltd.                     1,000            7,402
                                                      ---------
                                                         84,252
                                                      ---------

Ireland - 1.5%
---------------------------------------------------------------
Allied Irish Banks PLC                     250            6,044
Kerry Group PLC, Class A                   541           16,003
                                                      ---------
                                                         22,047
                                                      ---------

Italy - 6.0%
---------------------------------------------------------------
EEMS Italia SpA*                           368            2,349
Enel SpA                                 2,973           33,571
Fiat SpA                                   304            9,170
Intesa Sanpaolo SpA                        520            4,004
Telecom Italia SpA                       2,870            8,704
UniCredito Italiano SpA                  1,923           16,409
Unione di Banche Italiane SCPA             475           12,734
                                                      ---------
                                                         86,941
                                                      ---------

Japan - 24.8%
---------------------------------------------------------------
Aozora Bank, Ltd.                        3,000            9,886
Asahi Kasei Corp.                        3,000           24,206
Astellas Pharma, Inc.                      700           33,535
Canon, Inc.                                200           10,903
Eizo Nanao Corp.                           100            3,286
Fuji Machine
  Manufacturing Co., Ltd.                  100            1,943
FUJIFILM Holdings Corp.                    200            9,234
GOLDCREST Co., Ltd.                        120            5,509
Itochu Corp.                             3,000           36,387
The Kansai Electric
  Power Co., Inc.                          600           13,694
KDDI Corp.                                   1            7,408


--------------------------------------------------------------------------------
                                    BHR ClariVest Funds 2007 Annual Report     9

SCHEDULE OF INVESTMENTS
(CONTINUED)


CLARIVEST INTERNATIONAL EQUITY FUND
SEPTEMBER 30, 2007


                                          Number         Market
                                        of Shares        Value
---------------------------------------------------------------

Japan (continued)
---------------------------------------------------------------
Marubeni Corp.                           3,000        $  27,492
Miraca Holdings, Inc.                      300            6,795
Mitsui & Co., Ltd.                       1,000           24,258
Musashi Seimitsu
  Industry Co., Ltd.                       100            3,173
Nippon Mining Holdings, Inc.             4,000           40,134
Nippon Yusen KK                          1,000            9,755
The Okinawa Electric
  Power Co., Inc.                          100            6,356
Ricoh Co., Ltd.                          1,000           21,128
Sumitomo Corp.                           1,100           21,232
Suncity Co., Ltd.                            2              882
Toyota Motor Corp.                         500           29,474
TSUDAKOMA Corp.                          1,000            4,417
Tsumura & Co.                              300            5,334
                                                      ---------
                                                        356,421
                                                      ---------

Luxembourg - 0.4%
---------------------------------------------------------------
ArcelorMittal                               77            6,061
                                                      ---------

Netherlands - 0.7%
---------------------------------------------------------------
ING Groep NV, CVA                          222            9,828
                                                      ---------

Norway - 0.5%
---------------------------------------------------------------
Deep Sea Supply PLC*                     1,000            4,389
Drilling ASA* Petrolia                   4,000            2,147
                                                      ---------
                                                          6,536
                                                      ---------

Singapore - 1.9%
---------------------------------------------------------------
Cosco Corp. (Singapore), Ltd.            1,000            4,008
Neptune Orient Lines, Ltd.               2,000            7,141
Singapore Press Holdings, Ltd.           3,000            8,730
Straits Asia Resources, Ltd.             3,000            3,132
Wheelock Properties (S), Ltd.            2,000            3,678
                                                      ---------
                                                         26,689
                                                      ---------

Spain - 5.9%
---------------------------------------------------------------
Actividades de Construccion
  y Servicios SA                           500           27,519
Banco Bilbao Vizcaya
  Argentaria SA                            400            9,352
Corporacion Financiera
  Alba SA                                   82            5,603
Repsol YPF SA                              458           16,316
Telefonica SA                              907           25,321
                                                      ---------
                                                         84,111
                                                      ---------

Sweden - 2.2%
---------------------------------------------------------------
Brostrom AB, Class B                       200            2,149
JM AB                                      200            4,808


                                          Number         Market
                                        of Shares        Value
---------------------------------------------------------------

Sweden (continued)
---------------------------------------------------------------
PA Resources AB*                           200       $    2,087
Swedbank AB, Class A                       200            6,662
TeliaSonera AB                           1,500           13,507
Trelleborg AB, Class B                     100            2,350
                                                     ----------
                                                         31,563
                                                     ----------

Switzerland - 10.1%
---------------------------------------------------------------
Credit Suisse Group                        107            7,080
Galenica AG                                 10            4,259
Georg Fischer AG*                            4            2,744
Nestle SA                                   34           15,222
Roche Holding AG                           225           40,659
Swiss Reinsurance                          325           28,850
Swisscom AG                                 25            9,475
Temenos Group AG*                          121            2,817
Zurich Financial Services AG               112           33,484
                                                     ----------
                                                        144,590
                                                     ----------

United Kingdom - 17.4%
---------------------------------------------------------------
Amlin PLC                                  516            3,464
Anglo American PLC                         573           38,396
Barclays PLC                             1,348           16,355
Barratt Developments PLC                   363            5,532
BT Group PLC                             2,000           12,509
Centrica PLC                             1,428           11,070
Charter PLC*                               264            6,363
Dairy Crest Group PLC                      214            2,742
HBOS PLC                                   380            7,080
Hiscox, Ltd.                               566            3,229
Investec PLC                               382            3,985
Keller Group PLC                           136            2,728
Kier Group PLC                              67            2,494
Lloyds TSB Group PLC                     1,725           19,066
Next PLC                                   650           26,009
Prudential PLC                             323            4,945
Royal Dutch Shell PLC, Class B             560           22,955
Shire PLC                                  496           12,137
Travis Perkins PLC                         114            3,586
United Utilities PLC                       487            6,945
Vodafone Group PLC                       6,663           23,960
WM Morrison
  Supermarkets PLC                       1,802           10,362
Xstrata PLC                                 66            4,362
                                                     ----------
                                                        250,274
                                                     ----------
TOTAL COMMON STOCKS
  (Cost $1,353,111)                                   1,418,638
                                                     ----------


--------------------------------------------------------------------------------
10    BHR ClariVest Funds 2007 Annual Report

SCHEDULE OF INVESTMENTS
(CONTINUED)


CLARIVEST INTERNATIONAL EQUITY FUND
SEPTEMBER 30, 2007


                                          Number         Market
                                        of Shares        Value
---------------------------------------------------------------

RIGHTS - 0.1%
---------------------------------------------------------------

Belgium - 0.1%
---------------------------------------------------------------
Fortis, expires 10/09/07,
  price EUR 15.000*                        352       $    1,862
                                                     ----------

Italy - 0.0%
---------------------------------------------------------------
Capitalia SpA, expires 10/03/07,
  price EUR 7.015*                         775               11
                                                     ----------

TOTAL RIGHTS
  (Cost $2,553)                                           1,873
                                                     ----------

                                     Principal
                                       Amount
---------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.4%
---------------------------------------------------------------
PNC Bank Money Market
  Account 4.50%, due 10/01/07          $ 5,042            5,042
                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $5,042)                                           5,042
                                                     ----------

TOTAL INVESTMENTS - 99.2%
  (Cost $1,360,706)**                                 1,425,553

OTHER ASSETS LESS LIABILITIES - 0.8%                     11,602
                                                     ----------

NET ASSETS - 100.0%                                  $1,437,155
                                                     ==========

------------------
EUR - European Currency Unit
*    Non-income producing security.
** Aggregate cost for federal income tax purposes is $1,361,131 and net unrealized appreciation is as follows:

     Gross unrealized appreciation                   $  112,088
     Gross unrealized depreciation                      (47,666)
                                                     ----------
     Net unrealized appreciation                     $   64,422
                                                     ==========

Sector Allocation                              % of Net Assets
--------------------------------------------------------------
Financials                                                25.2%
Industrials                                               17.0
Telecommunication Services                                11.0
Utilities                                                  8.6
Health Care                                                7.9
Consumer Discretionary                                     7.7
Energy                                                     7.0
Materials                                                  6.6
Information Technology                                     4.7
Consumer Staples                                           3.1
Cash and other                                             1.2
                                                        ------
                                                         100.0%
                                                        ======

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                    BHR ClariVest Funds 2007 Annual Report    11

SCHEDULE OF INVESTMENTS

CLARIVEST SMID CAP GROWTH FUND
SEPTEMBER 30, 2007


                                          Number         Market
                                        of Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 98.3%
---------------------------------------------------------------

Consumer Discretionary - 13.5%
---------------------------------------------------------------
Aftermarket Technology Corp.*               65       $    2,063
Amerigon, Inc.*                             87            1,506
Bally Technologies, Inc.*                   50            1,771
Deckers Outdoor Corp.*                      47            5,161
Dollar Tree Stores, Inc.*                  163            6,608
Fossil, Inc.*                               43            1,606
Lin TV Corp., Class A*                      96            1,249
The Men's Wearhouse, Inc.                   80            4,042
Service Corp. International                364            4,696
Standard Motor Products, Inc.              203            1,908
Stewart Enterprises, Inc., Class A         701            5,342
Sturm Ruger & Co., Inc.*                   325            5,821
                                                     ----------
                                                         41,773
                                                     ----------

Consumer Staples - 8.6%
---------------------------------------------------------------
Alliance One International, Inc.*          324            2,119
Corn Products International, Inc.          126            5,780
Fresh Del Monte Produce, Inc.              261            7,504
Loews Corp. - Carolina Group                81            6,661
PepsiAmericas, Inc.                         51            1,654
TreeHouse Foods, Inc.*                     100            2,705
                                                     ----------
                                                         26,423
                                                     ----------

Energy - 3.5%
---------------------------------------------------------------
Global Industries, Ltd.*                   103            2,653
Hercules Offshore, Inc.*                   137            3,577
Tesoro Corp.                               102            4,694
                                                     ----------
                                                         10,924
                                                     ----------

Financials - 0.8%
---------------------------------------------------------------
Green Bankshares, Inc.                      40            1,458
IntercontinentalExchange, Inc.*              6              911
                                                     ----------
                                                          2,369
                                                     ----------

Health Care - 10.7%
---------------------------------------------------------------
Air Methods Corp.*                          39            1,802
Albany Molecular Research, Inc.*           100            1,510
American Oriental
  Bioengineering, Inc.*                    224            2,498
AMERIGROUP Corp.*                           99            3,413
Analogic Corp.                              48            3,060
Bruker BioSciences Corp.*                  364            3,203
Chemed Corp.                                22            1,367
Conmed Corp.*                               69            1,931
Health Net, Inc.*                          106            5,729
Healthspring, Inc.*                         39              760
PerkinElmer, Inc.                           80            2,337
Respironics, Inc.*                          62            2,978
Waters Corp.*                               36            2,409
                                                     ----------
                                                         32,997
                                                     ----------


                                          Number         Market
                                        of Shares        Value
---------------------------------------------------------------

Industrials - 23.3%
---------------------------------------------------------------
Accuride Corp.*                             57       $      690
Acuity Brands, Inc.                        109            5,502
AMETEK, Inc.                                20              864
Astec Industries, Inc.*                     13              747
Belden, Inc.                                14              657
CDI Corp.                                   82            2,286
Comfort Systems USA, Inc.                   50              710
Ducommun, Inc.*                             79            2,552
Granite Construction, Inc.                 109            5,779
Hubbell, Inc., Class B                      27            1,542
Huron Consulting Group, Inc.*               50            3,631
ICF International, Inc.*                   134            3,696
L.B. Foster Co., Class A*                   34            1,478
Pall Corp.                                  69            2,684
Perini Corp.*                               59            3,300
Robbins & Myers, Inc.                       90            5,156
Rush Enterprises, Inc., Class A*            82            2,079
The Shaw Group, Inc.*                       29            1,685
Spherion Corp.*                             76              628
Sun Hydraulics Corp.                        36            1,145
Tecumseh Products Co., Class A*             29              558
Teleflex, Inc.                              30            2,338
Terex Corp.*                                71            6,320
The Toro Co.                                62            3,647
TransDigm Group, Inc.*                      60            2,743
United Industrial Corp.                     29            2,182
URS Corp.*                                  59            3,331
W.W. Grainger, Inc.                         42            3,830
                                                     ----------
                                                         71,760
                                                     ----------

Information Technology - 17.9%
---------------------------------------------------------------
Arrow Electronics, Inc.*                    81            3,444
Avnet, Inc.*                                60            2,392
BMC Software, Inc.*                        144            4,497
Checkpoint Systems, Inc.*                   74            1,953
CommScope, Inc.*                           111            5,577
Dycom Industries, Inc.*                     74            2,267
FactSet Research Systems, Inc.              76            5,210
Hewitt Associates, Inc., Class A*           43            1,507
iGATE Corp.*                               225            1,928
Methode Electronics, Inc.                   82            1,234
Nuance Communications, Inc.*                75            1,448
ON Semiconductor Corp.*                    194            2,437
S1 Corp.*                                  344            3,113
Semtech Corp.*                             185            3,789
Skyworks Solutions, Inc.*                  775            7,006
SPSS, Inc.*                                 34            1,399
Verigy, Ltd.*                              249            6,153
                                                     ----------
                                                         55,354
                                                     ----------

--------------------------------------------------------------------------------
12    BHR ClariVest Funds 2007 Annual Report

SCHEDULE OF INVESTMENTS
(CONTINUED)


CLARIVEST SMID CAP GROWTH FUND
SEPTEMBER 30, 2007


                                          Number         Market
                                        of Shares        Value
---------------------------------------------------------------

Materials - 11.3%
---------------------------------------------------------------
Airgas, Inc.                                43       $    2,220
Albemarle Corp.                             25            1,105
Ashland, Inc.                               59            3,552
Celanese Corp., Class A                     60            2,339
CF Industries Holdings, Inc.                73            5,541
Crown Holdings, Inc.*                      221            5,030
Quanex Corp.                                79            3,711
Sigma-Aldrich Corp.                        127            6,190
Steel Dynamics, Inc.                        48            2,242
Terra Industries, Inc.*                     64            2,001
USEC, Inc.*                                 90              923
                                                     ----------
                                                         34,854
                                                     ----------

Telecommunication Services - 2.0%
---------------------------------------------------------------
CenturyTel, Inc.                           133            6,147
                                                     ----------

Utilities - 6.7%
---------------------------------------------------------------
Integrys Energy Group, Inc.                 84            4,303
Northwest Natural Gas Co.                   83            3,793
Portland General Electric Co.              150            4,170
South Jersey Industries, Inc.               71            2,471
Suburban Propane Partners LP               134            5,950
                                                     ----------
                                                         20,687
                                                     ----------

TOTAL COMMON STOCKS
  (Cost $281,582)                                       303,288
                                                     ----------

                                     Principal
                                        Amount
---------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.1%
---------------------------------------------------------------
PNC Bank Money Market
  Account 4.50%, due 10/01/07          $ 6,335            6,335
                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $6,335)                                           6,335
                                                     ----------

TOTAL INVESTMENTS - 100.4%
  (Cost $287,917)**                                     309,623

LIABILITIES IN EXCESS OF
  OTHER ASSETS - (0.4%)                                  (1,131)
                                                     ----------
NET ASSETS - 100.0%                                  $  308,492
                                                     ==========

------------------
*    Non-income producing security.
** Aggregate cost for federal income tax purposes is $287,917 and net unrealized appreciation is as follows:


     Gross unrealized appreciation                   $   31,266
     Gross unrealized depreciation                       (9,560)
                                                     ----------
     Net unrealized appreciation                     $   21,706
                                                     ==========


Sector Allocation                                % of Net Assets
----------------------------------------------------------------
Industrials                                                23.3%
Information Technology                                     17.9
Consumer Discretionary                                     13.5
Materials                                                  11.3
Health Care                                                10.7
Consumer Staples                                            8.6
Utilities                                                   6.7
Energy                                                      3.5
Telecommunication Services                                  2.0
Financials                                                  0.8
Cash and other                                              1.7
                                                        -------
                                                          100.0%
                                                        =======
SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
                                    BHR ClariVest Funds 2007 Annual Report    13

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2007

                                                            CLARIVEST            CLARIVEST
                                                          INTERNATIONAL          SMID CAP
                                                           EQUITY FUND          GROWTH FUND
                                                           -----------          ----------
ASSETS:
Investments, at market value
   (cost $1,360,706 and $287,917, respectively) (Note 2)   $ 1,425,553          $  309,623
Cash                                                             1,140                   1
Foreign currency (cost $12,912 and $0, respectively)            13,384                  --
Receivable for investments sold                                191,730                  --
Receivable from investment advisor (Note 4)                        750                  --
Dividends and interest receivable                                6,480                 113
Deferred offering expenses (Note 2)                              3,453               3,453
Prepaid expenses                                                 9,878               9,548
                                                           -----------          ----------
       Total assets                                          1,652,368             322,738
                                                           -----------          ----------

LIABILITIES:

Payable for fund shares redeemed                                    21                  21
Payable for investments purchased                              194,778                  --
Investment advisory fee payable (Note 4)                            --               6,580
Administration and accounting fees payable                       7,247               4,180
Chief compliance officer fee payable                               102                  22
Custodian fees payable                                           9,061               1,461
Transfer agent fees payable                                      1,181                 974
Other accrued expenses                                           2,823               1,008
                                                           -----------          ----------
       Total liabilities                                       215,213              14,246
                                                           -----------          ----------

NET ASSETS                                                 $ 1,437,155          $  308,492
                                                           ===========          ==========
NET ASSETS CONSIST OF:

Undistributed net investment income                        $    28,910          $    9,907
Accumulated net realized loss on investments                    (6,791)            (13,695)
Net unrealized appreciation of investments and translation
  of foreign currency denominated assets and liabilities        65,319              21,706
Paid-in-capital                                              1,349,717             290,574
                                                           -----------          ----------
NET ASSETS                                                 $ 1,437,155          $  308,492
                                                           ===========          ==========

SHARES OUTSTANDING - CLASS I:
       (Unlimited number of shares authorized, par value
       $0.001 per share)                                       135,518              30,003
                                                           ===========          ==========

Net asset value, offering and redemption price per share   $     10.60          $    10.28
                                                           ===========          ==========

     SEE NOTES TO FINANCIAL STATEMENTS




--------------------------------------------------------------------------------
14    BHR ClariVest Funds 2007 Annual Report

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED SEPTEMBER 30, 2007*

                                                                  CLARIVEST     CLARIVEST
                                                                INTERNATIONAL    SMID CAP
                                                                 EQUITY FUND    GROWTH FUND
                                                                  ---------      ---------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes
   of $2,525 and $1, respectively)                                $  25,531      $   1,847
Interest                                                                581            153
                                                                  ---------      ---------
   Total investment income                                           26,112          2,000
                                                                  ---------      ---------
EXPENSES:
Investment advisory fees (Note 4)                                     5,044          1,314
Administration and accounting fees (Note 5)                          53,570         46,188
Chief compliance officer fees (Note 4)                                3,163            744
Custodian fees                                                       23,137          7,124
Insurance expense                                                    13,337          3,106
Legal fees                                                           23,044          5,456
Organizational expenses and offering costs (Note 2)                  15,310         15,310
Printing fees                                                         2,987            773
Registration and filing fees                                         11,206         11,174
Transfer agent fees                                                  17,498         15,161
Trustees' fees and expenses (Note 4)                                  8,857          2,060
Other                                                                   948            852
                                                                  ---------      ---------
   Subtotal                                                         178,101        109,262
Fees waived and reimbursed by Advisor (Note 4)                     (121,947)       (58,217)
Fees waived by Fund's service provider (Note 5)                     (49,496)       (49,496)
                                                                  ---------      ---------
   Total net expenses                                                 6,658          1,549
                                                                  ---------      ---------

NET INVESTMENT INCOME                                                19,454            451
                                                                  ---------      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments                                     (6,700)       (13,695)
Net realized loss on foreign currency transactions                      (91)            --
Net change in unrealized appreciation
   on investments                                                    64,847         21,706
Net change in unrealized appreciation on translation of other
   assets and liabilities denominated in foreign currency               472             --
                                                                  ---------      ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS                                 58,528          8,011
                                                                  ---------      ---------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                      $  77,982      $   8,462
                                                                  =========      =========

* The Funds commenced operations on March 28, 2007


SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
                                    BHR ClariVest Funds 2007 Annual Report    15

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED SEPTEMBER 30, 2007*

                                                                 CLARIVEST        CLARIVEST
                                                               INTERNATIONAL       SMID CAP
                                                                EQUITY FUND      GROWTH FUND
                                                                -----------      -----------
OPERATIONS:
Net investment income                                           $    19,454      $       451
Net realized loss on investments and
   foreign currency transactions                                     (6,791)         (13,695)
Net change in unrealized appreciation on investments and on
   translation of other assets and liabilities denominated in
   foreign currency                                                  65,319           21,706
                                                                -----------      -----------
Net increase in net assets resulting from operations                 77,982            8,462
                                                                -----------      -----------

CAPITAL STOCK TRANSACTIONS:
Shares sold - Class I                                             1,671,795          300,051
Shares redeemed  - Class I                                         (312,622)             (21)
                                                                -----------      -----------
Net increase in net assets from capital stock transactions        1,359,173          300,030
                                                                -----------      -----------
Net increase in net assets                                        1,437,155          308,492


NET ASSETS:
Beginning of period                                                      --               --
                                                                -----------      -----------
End of period                                                   $ 1,437,155      $   308,492
                                                                ===========      ===========

Undistributed net investment income                             $    28,910      $     9,907
                                                                ===========      ===========

CAPITAL SHARE TRANSACTIONS:
Shares sold - Class I                                               165,520           30,005
Shares redeemed  - Class I                                          (30,002)              (2)
                                                                -----------      -----------
Net increase in shares outstanding                                  135,518           30,003
                                                                ===========      ===========

*    The Funds commenced operations on March 28, 2007

SEE NOTES TO FINANCIAL STATEMENTS




--------------------------------------------------------------------------------
16    BHR ClariVest Funds 2007 Annual Report

FINANCIAL HIGHLIGHTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2007(1)
FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                 CLARIVEST        CLARIVEST
                                                               INTERNATIONAL      SMID CAP
                                                                EQUITY FUND      GROWTH FUND
                                                                  CLASS I          CLASS I
                                                                -----------      -----------
Net asset value, beginning of period                            $     10.00      $     10.00
                                                                -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.21             0.33
Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                                   0.39            (0.05)
                                                                -----------      -----------
Total from investment operations                                       0.60             0.28
                                                                -----------      -----------

Net asset value, end of period                                  $     10.60      $     10.28
                                                                ===========      ===========
Total return                                                           6.00%*           2.80%*

RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                            $     1,437      $       308
Operating expenses:
   Before expense reimbursement/waiver                                26.48%**         70.54%**
   After expense reimbursement/waiver                                  0.99%**          1.00%**
Net investment income (loss):
   Before expense reimbursement/waiver                               (22.60%)**       (69.25%)**
   After expense reimbursement/waiver                                  2.89%**          0.29%**
Portfolio turnover rate                                               81.50%*          44.37%*


------------

(1)  The Funds commenced operations on March 28, 2007.
*    Non-annualized.
**   Annualized.






SEE NOTES TO FINANCIAL STATEMENTS




--------------------------------------------------------------------------------
                                    BHR ClariVest Funds 2007 Annual Report    17

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2007

1. ORGANIZATION

The ClariVest International Equity Fund (the "International Equity Fund") and the ClariVest SMid Cap Growth Fund ("SMid Cap Growth Fund") (each a "Fund" and collectively, the "Funds") are a separate series of the BHR Institutional Funds (the "Trust"), a registered investment management company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). Each Fund is a separate mutual fund, and each share of a Fund represents an equal proportionate interest in that Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong solely to that Fund and are subject to liabilities related thereto. Each Fund is authorized to issue an unlimited number of shares and offer two classes of shares: Class I Shares and Class II Shares. As of September 30, 2007, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the International Equity Fund and the SMid Cap Growth Fund, which commenced operations on March 28, 2007. The financial statements of the remaining series in the Trust are presented in separate documents. The International Equity Fund and the SMid Cap Growth Fund are diversified portfolios as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

The International Equity Fund seeks long-term capital appreciation and will invest, under normal market conditions, at least 80% of its net assets in securities of companies located outside of the U.S. The SMid Cap Growth Fund seeks long-term capital appreciation and will invest, under normal market conditions, at least 80% of its net assets in common stocks and other equity securities of U.S. companies with small and mid capitalizations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements:

   SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

   Securities, which are primarily traded on foreign markets, except those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges. Securities which are primarily traded in Latin American or South American markets are valued each day at approximately the time of close of regular trading on the New York Stock Exchange. When the New York Stock Exchange is open, but the foreign market on which a security primarily trades is closed, the security will generally be valued at the last available closing value (subject to the Fair Value Procedures adopted by the Board of Trustees) using the prevailing exchange rate.

   Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee using the Fair Value Procedures approved by the Board of Trustees.

   FOREIGN CURRENCY CONSIDERATIONS - Assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the prevailing exchange rates as provided by an appropriate pricing service. Forward currency exchange contracts will be valued using interpolated forward exchange rates. Prevailing foreign exchange rates and forward currency foreign exchange rates may generally be obtained on a consistent basis at approximately 11:00am Eastern time, which approximates the close of the London Exchange. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values will also occur with the use of foreign exchange rates obtained at the close of the New York Stock Exchange, normally 4:00pm Eastern time.

--------------------------------------------------------------------------------
18    BHR ClariVest Funds 2007 Annual Report

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

   The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   USE OF ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   ORGANIZATIONAL EXPENSES AND OFFERING COSTS - Organizational expenses and offering costs have been incurred by the Funds. Organizational costs consist of costs incurred to establish a company and enable it legally to do business and are charged to expense as they are incurred. Offering costs consist of costs incurred to offer shares to the public and are accounted for as a deferred charge until operations begin and thereafter amortized to expense over twelve months on a straight-line basis.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the exdividend date, and interest income is recognized on the accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

   EXPENSES - Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated across all of the Funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each Fund.

   NET ASSET VALUE PER SHARE - The net asset value ("NAV") for a Fund share is the value of that share's portion of all of the net assets of the Fund. Each Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern Time).

   DIVIDENDS AND DISTRIBUTIONS - The Funds distribute their net investment income and make distributions of net realized capital gains, if any, at least annually.

3.   NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In July 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of September 30, 2007, management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the financial statements of the Funds.

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS

The International Equity Fund and the SMid Cap Growth Fund have entered into an investment management agreement with BHR Fund Advisors, LP ("BHR") (the "Advisory Agreement") pursuant to which BHR provides investment management services




--------------------------------------------------------------------------------
                                    BHR ClariVest Funds 2007 Annual Report    19

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

to the Funds and is entitled to receive a fee, which is calculated daily and payable monthly, at an annual rate of 0.75% and 0.85% of the average daily net assets of the International Equity Fund and SMid Cap Growth Fund, respectively. As investment advisor to the Funds, BHR has the ultimate responsibility over any Sub-Advisor and is responsible for the investment performance of the Funds.

BHR has entered into an investment sub-advisory agreement with ClariVest Asset Management LLC ("ClariVest") (the "Sub-Advisory Agreement"), pursuant to which ClariVest serves as sub-advisor to the Funds. Sub-advisory fees are paid by BHR, not out of the Funds' assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, BHR and ClariVest provide a continuous investment program for each Fund's portfolio, and oversee the administration of all aspects relating to each Fund's business and affairs.

For its services as investment Sub-Advisor to the Funds, the Sub-Advisor is entitled to receive investment sub-advisory fees from BHR at an annualized rate, calculated daily based on the average daily net assets of each Fund paid monthly. For the International Equity Fund, the Sub-Advisor will be paid 0.10% on the first $25,000,000; 0.15% on the next $75,000,000; 0.35% on the next
$100,000,000; and 0.55% on the balance of the average daily net assets. For the SMid Cap Growth Fund, the Sub-Advisor will be paid 0.10% on the first $50,000,000; and 0.73% on the balance of the average daily net assets.

The Advisor has contractually agreed to waive fees and reimburse expenses until March 1, 2010 in order to keep total annual operating expenses of the International Equity Fund and the SMid Cap Growth Fund from exceeding 0.99% and 1.00% of their average daily net assets, respectively ("Expense Limitation"). In addition, if at any point during the first three years of the Funds' operations it becomes unnecessary for the Advisor to waive fees or make reimbursements, the Advisor may recapture any of its prior waivers or reimbursements as long as Expense Limitations are maintained. The balance of recoverable expenses to the Advisor at September 30, 2007 was $121,947 for the International Equity Fund and $58,217 for the SMid Cap Growth Fund.

The Trust does not pay any fees to its Officers for their services as such, except for the Chief Compliance Officer, who receives $1,250 per month for the entire Trust. For the period ended September 30, 2007, the Funds were allocated $3,163 from the International Equity Fund and $744 from the SMid Cap Growth Fund in Chief Compliance Officer fees. The Trust pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee meeting and $250 per fair valuation meeting attended. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

5. OTHER SERVICE PROVIDERS

The Trust has entered into an Administration and Accounting Services Agreement with PFPC Inc. ("PFPC") to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. PFPC also acts as transfer agent and dividend disbursing agent for the Funds, and for these services, PFPC receives a monthly fee based on shareholder processing activity during the month.

PFPC Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

PFPC Trust Company acts as custodian (the "Custodian") of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

Pursuant to a services agreement, PFPC has agreed to waive $49,496 for the International Equity fund and $49,496 for the SMid Cap Growth Fund in administration and accounting, custodian and transfer agent fees for the period from March 28, 2007 to September 30, 2007.

6. INVESTMENT TRANSACTIONS

Investment transactions for the period ended September 30, 2007, excluding temporary short-term investments for each Fund, were as follows:

                                  Purchases        Sales
                                 -----------    ----------
International Equity Fund        $ 2,317,331      $954,542
SMid Cap Growth Fund                 416,081       118,729

7. FEDERAL INCOME TAXES

The Funds intend to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and will distribute all their taxable income. In addition, by distributing in each calendar year substantially all their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to federal income or excise tax.

--------------------------------------------------------------------------------
20    BHR ClariVest Funds 2007 Annual Report

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


At September 30, 2007, the components of distributable accumulated earnings on a tax basiswere as follows:


INTERNATIONAL EQUITY FUND
   Undistributed ordinary income               $  33,947
   Other book/tax differences                     (5,037)
   Deferred post-October losses                   (6,366)
   Unrealized appreciation                        64,894
                                               ---------
   Total accumulated earnings                  $  87,438
                                               =========

SMID CAP GROWTH FUND
   Undistributed ordinary income               $  14,944
   Other book/tax differences                     (5,037)
   Deferred post-October losses                  (13,695)
   Unrealized appreciation                        21,706
                                               ---------
   Total accumulated earnings                  $  17,918
                                               =========

The differences between book and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales in the International Equity Fund.

Other book/tax differences are temporary differences in the treatment of organizational and start-up costs.

Under the current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2007, the International Equity Fund and the SMid Cap Growth Fund had Post-October losses of $6,366 and $13,695, respectively.

8. RECLASSIFICATIONS

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of September 30, 2007, the reclassifications were as follows:

INTERNATIONAL EQUITY FUND

                                    INCREASE
              DECREASE          UNDISTRIBUTED NET
           PAID-IN CAPITAL      INVESTMENT INCOME
          ----------------      -----------------
             $ (9,456)              $  9,456

SMID CAP GROWTH FUND

                                    INCREASE
              DECREASE          UNDISTRIBUTED NET
           PAID-IN CAPITAL      INVESTMENT INCOME
          ----------------      -----------------
             $ (9,456)              $  9,456

9.  CONCENTRATION RISKS

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States of America.

Although the Funds have diversified investment portfolios, they may, at certain times, have concentrations which may cause the Funds to be more sensitive to economic changes or events occurring in certain sectors.

10. INDEMNIFICATIONS

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.




--------------------------------------------------------------------------------
                                    BHR ClariVest Funds 2007 Annual Report    21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES OF BHR INSTITUTIONAL FUNDS AND THE SHAREHOLDERS OF CLARIVEST INTERNATIONAL EQUITY FUND AND CLARIVEST SMID CAP GROWTH FUND





We have audited the accompanying statements of assets and liabilities of the Clarivest International Equity Fund and Clarivest SMid Cap Growth Fund, each a series of shares of BHR Institutional Funds, including the schedules of investments, as of September 30, 2007, and the related statements of operations and changes in net assets and financial highlights for the period March 28, 2007 (commencement of operations) through September 30, 2007. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Clarivest International Equity Fund and Clarivest SMid Cap Growth Fund as of September 30, 2007, the results of their operations, changes in their net assets, and financial highlights for the period March 28, 2007 through September 30, 2007, in conformity with accounting principles generally accepted in the United States of America.


/s/ BRIGGS, BUNTING & DOUGHERTY, LLP
--------------------------------------
BRIGGS, BUNTING & DOUGHERTY, LLP




Philadelphia, Pennsylvania

November 19, 2007





--------------------------------------------------------------------------------
22    BHR ClariVest Funds 2007 Annual Report

INTERESTED AND INDEPENDENT TRUSTEES OF THE TRUST (UNAUDITED)

The following table sets forth certain information with respect to the Trustees of the Trust. The Statement of Additional Information ("SAI") includes additional information about the Trustees and is available without charge, upon request, by calling 1-888-572-0968.


                                                TERM OF                                     NUMBER OF
                                                OFFICE AND     PRINCIPAL                    FUNDS IN          OTHER
                               POSITION(S)      LENGTH OF      OCCUPATION(S)                FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS, YEAR            HELD WITH        TIME           DURING PAST 5                OVERSEEN BY       HELD BY
OF BIRTH                       THE FUNDS        SERVED         YEARS                        DIRECTOR          TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:**
Amy Duling                      Chairman        Since June     BHR Fund Advisors, LP,             6            None
BHR Fund Advisors LP            and Trustee     2006           Managing Partner;
1160 Swedesford Road                                           Constellation Investment
Suite 140                                                      Management Company,
Berwyn, PA 19312                                               Executive VP of
YOB: 1967                                                      Marketing & Product
                                                               Mgt. (2004-2006);
                                                               Turner Investment
                                                               Partners, National
                                                               Account Director
                                                               (1999-2004).

INDEPENDENT TRUSTEES:

Gary Shugrue                    Trustee         Since          Ascendant Capital                  6            None
c/o BHR Fund Advisors LP                        October        Partners, President
1160 Swedesford Road                            2006           and Chief Investment
Suite 140                                                      Officer.
Berwyn, PA 19312
YOB: 1954


Dr. James Patton                Trustee         Since          Comprehensive Oncology             6            Advaxis, Inc.
c/o BHR Fund Advisors LP                        October        Care, LLC, President;
1160 Swedesford Road                            2006           Millennium Oncology
Suite 140                                                      Management, Inc., Vice
Berwyn, PA 19312                                               President; Liberty View
YOB: 1957                                                      Equity Partners SBIC, LP,
                                                               Principal (1999-2004).



* Each Trustee will serve as a Trustee of the Trust until (i) termination of the Trust, or (ii) the Trustee's retirement, resignation or death, or (iii) as otherwise specified in the Trust's governing documents.

** Ms. Duling is an "interested person" of the Trust and the Advisor as defined in the 1940 Act because she is an officer of the Advisor.


--------------------------------------------------------------------------------
                                    BHR ClariVest Funds 2007 Annual Report    23

OFFICERS OF THE TRUST (UNAUDITED)

The following table sets forth certain information with respect to the officers of the Trust. The officers of the Trust are elected annually.

                                                      TERM OF OFFICE AND
NAME, ADDRESS, YEAR OF        POSITION HELD WITH      LENGTH OF TIME
BIRTH                         THE FUNDS               SERVED                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Peter Moran                   President               Since October         BHR Fund Advisors, LP,
1160 Swedesford Road                                  2006                  Managing Partner;
Suite 140                                                                   Constellation Investment Management
Berwyn, PA 19312                                                            Company, President (2005-2006);
YOB:  1961                                                                  Turner Investment Partners, Director of
                                                                            Intermediary & Mutual Fund
                                                                            Distribution (1997-2005).

John Leven                    Treasurer               Since October         BHR Fund Advisors, LP, Director of
1160 Swedesford Road                                  2006                  Finance; Constellation Investment
Suite 140                                                                   Management Company,
Berwyn, PA 19312                                                            Chief Financial Officer (2004-2006);
YOB:  1957                                                                  SEI Investments, Account Director
                                                                            (2001-2004), Director of Fund
                                                                            Accounting (1999-2001).

Brian Ferko                   Chief Compliance        Since October         BHR Fund Advisors, LP, Chief
1160 Swedesford Road          Officer                 2006                  Compliance Officer; Ardmore Partners,
Suite 140                                                                   Chief Compliance Officer (2005-2006);
Berwyn, PA 19312                                                            Turner Investment Partners, Director of
YOB:  1971                                                                  Mutual Fund Administration &
                                                                            Compliance (1997-2004).

John Canning                  Secretary               Since October         BHR Fund Advisors, LP, Director Mutual
1160 Swedesford Road                                  2006                  Fund Administration;
Suite 140                                                                   Constellation Investment Management
Berwyn, PA 19312                                                            Company, Vice President Mutual Fund
YOB:  1970                                                                  Administration (2004-2006); Turner
                                                                            Investment Partners, Assistant Director
                                                                            of Mutual Fund Administration (2000
                                                                            2004).


--------------------------------------------------------------------------------
24    BHR ClariVest Funds 2007 Annual Report

ADDITIONAL FUND INFORMATION


SEPTEMBER 30, 2007
(UNAUDITED)



PROXY VOTING INFORMATION

   A description of the Funds' policies and procedures with respect to the voting of proxies relating to the Funds' portfolio securities is available without charge, upon request by calling 1-888-572-0968 or on the Funds' website at http://www.bhrfunds.com.

   Information regarding how the Funds voted proxies related to portfolio securities during the period ended June 30, 2007 is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.


INFORMATION ON FORM N-Q

   The Trust files each Fund's complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.













--------------------------------------------------------------------------------
                                    BHR ClariVest Funds 2007 Annual Report    23

                                                               [GRAPHIC OMITTED]




[GRAPHIC OMITTED]         1160 W. Swedesford Rd.
      BHR                 Suite 140
INSTITUTIONAL FUNDS       Berwyn, PA 19312


                          t: 610 854  0900
                          f: 610 640  2933

                          w: www.bhrfunds.com

   [GRAPHIC OMITTED]
         BHR

  INSTITUTIONAL FUNDS



















 [GRAPHIC OMITTED]

   ANNUAL REPORT                            SMITH GROUP LARGE CAP

 SEPTEMBER 30, 2007                         CORE GROWTH FUND

CONTENTS

     1   Letter to Shareholders

     3   Disclosure of Fund Expenses

     4   Performance

     5   Investment Review

     6   Schedule of Investments

     8   Financial Statements

     12  Notes to Financial Statements

     15  Report of Independent Registered Public Accounting Firm

     16 Board Considerations Regarding Investment Management & Sub-Advisory Agreements

     18  Interested and Independent Trustees of the Trust

     19  Officers of the Trust

     20  Additional Fund Information

This report is submitted for the general information of the Fund's shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Fund's current prospectus.

Shares of the Fund are distributed by PFPC Distributors, Inc. 760 Moore Road, King of Prussia, PA 19406


--------------------------------------------------------------------------------
BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report

LETTER TO SHAREHOLDERS



SEPTEMBER 30, 2007
(UNAUDITED)




Dear Fellow Shareholder:


We are pleased to present you with the Annual Report of the BHR Institutional Funds. Inside you will find key financial information about your fund for the period ending September 30, 2007.

At BHR Institutional Funds, our goal is to offer low cost mutual funds managed by well-respected investment management firms whose capabilities traditionally were only available through separate account institutional mandates.

We are grateful that shareholders of the BHR Institutional Funds have entrusted us with their assets. To repay you, our shareholders, for that trust, we are committed to provide rigorous oversight of the BHR Institutional Funds. Because we do not manage fund assets directly, but rather, partner with sub-advisors who provide investment management services to each fund, we are in the somewhat unique position of being true stewards of our shareholders' assets. We execute our fiduciary responsibilities with the aid of sophisticated analytical tools, frequent and specific communication with portfolio managers, regular on-site investment review meetings and daily compliance testing and updates.

Our independent trustees have no affiliation or ties to the investment managers of BHR Institutional Funds, and therefore, you can feel certain that objectivity with regard to management and oversight of the operations and administration of the BHR Institutional Funds is held to a very high standard. From time to time, our funds will underperform their benchmarks, but, as shareholders, you can be assured that the ongoing structure and integrity of each fund is being carefully supervised and is under even greater scrutiny during periods of underperformance.

We know that your decision to invest with BHR Institutional Funds was made after prudent and careful consideration. We understand that your satisfaction with the investment results of the fund will depend upon the timing of your investment and the role that this fund plays as part of your overall asset allocation strategy. An investment that is not meeting performance expectations or not achieving the risk and return goals of the investor is likely to be redeemed. Our goal is to be sure that we have done everything necessary to ensure that your investment decisions are made with timely and accurate information. We cannot control market performance, but we can provide all the information necessary for you to make prudent investment decisions.

We built our business on the following four guiding principals, which today serve as the foundation for our long-term business strategy:

QUALITY AT LOW COST: All else being equal, funds with lower fees deliver better performance. Our goal is to deliver long-term value to you by creating low cost funds that offer access to high quality institutional investment management firms. You have our commitment that we will manage costs in a prudent manner. Our funds are unlikely to be the cheapest available, but we have targeted to keep each fund priced below the median for the comparable asset class category and have contractually capped the expenses of each fund to ensure that you receive an appropriately priced investment vehicle. This allows us to strike a very important balance that provides low cost funds and still delivers appropriate compensation to the investment manager.

CO-BRANDING EQUALS TRANSPARENCY: The name of the sub-advisor is stated clearly in the name of the fund. We co-brand so that it is clear to you who has responsibility for managing the assets in the fund. We will not make changes to the management of this fund without a compelling reason. If we determine that something significant has occurred or changed, and, as a result, the services provided by the fund manager are no longer in the best interests of our shareholders, we may recommend a manager change. However, if we believe a change in management is required, it will be fully explained to you before it is enacted.



--------------------------------------------------------------------------------
           BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report       1

RIGOROUS OVERSIGHT: We invest significant time and capital to provide oversight that ensures that the fund's manager stays true to the investment mandate outlined in the principal strategies of the fund. Our goal is to provide you timely and comprehensive communication of fund information in a manner that best suits your needs. We have taken a first step in that direction with the recent launch of our website, www.bhrfunds.com, where you can find investor information, fund fact sheets and quarterly investment commentary. We will soon add links to our sub-advisors websites, so that you can learn even more about the well respected managers that sub-advise the BHR Institutional Funds.

PRODUCT INNOVATION: As your investment goals and objectives evolve due to changes in income, lifestyle, age or family situations, we plan on bringing new investment solutions and strategies designed to meet the needs of our shareholders. We solicit and welcome your feedback to be sure that we create solutions that are right for you. Our ability to serve our shareholders well is what will make the BHR Institutional Funds a great and successful enterprise.

It has been an exciting first year and we have many plans for 2008. We look forward to serving your investment needs in the years to come.

Sincerely,

/s/ Peter J. Moran
-------------------------------
Peter J. Moran
President
BHR Institutional Funds












--------------------------------------------------------------------------------
2       BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report

DISCLOSURE OF FUND EXPENSES
FOR THE PERIOD MAY 31, 2007 TO SEPTEMBER 30, 2007 (UNAUDITED)


We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Smith Group Large Cap Core Growth Fund (the "Fund"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Fund has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                         Beginning            Ending                                Expenses Paid
                                       Account Value       Account Value         Expense           During the Period
                                         05/31/07            09/30/07            Ratio(1)         05/31/07-09/30/07(2)
-------------------------------------------------------- --------------------- -------------- --------------------------
SMITH GROUP LARGE CAP GROWTH FUND - CLASS I
---------------------------------- --------------------- --------------------- -------------- --------------------------
Actual Fund Return                      $1,000.00             $1,031.00            0.79%                $2.62
Hypothetical 5% Return                  $1,000.00             $1,013.73            0.79%                $2.59

(1)  Annualized, based on the Fund's expenses for the period.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365 to reflect the period.


--------------------------------------------------------------------------------
           BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report       3

PERFORMANCE

SMITH GROUP LARGE CAP CORE GROWTH FUND


AGGREGATE TOTAL RETURN

                                                                      CLASS I
-----------------------------------------------------------------------------
Inception (5/31/07) through 9/30/07*                                   3.10%
-----------------------------------------------------------------------------



Growth of a $100,000 investment since Fund inception


                                   [BAR GRAPH]



                      5/31/07     6/30/07    7/31/07     8/31/07     9/30/07
                      -------     -------    -------     -------     -------
Class I               100,000     98,900     97,200      98,100      103,100
S&P 500 Index         100,000     98,340     95,295      96,721      100,360




              Past performance is not indicative of future results




           [GRAPHIC OMITTED]Class I      [GRAPHIC OMITTED] S&P 500 Index

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN HERE. PLEASE CALL 1-888-572-0968 FOR MOST RECENT MONTH END PERFORMANCE. MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING POTENTIAL LOSS OF PRINCIPAL. THE PRINCIPAL VALUE AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* Returns shown, unless otherwise indicated, are total returns, with distributions reinvested, if any, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions. Fee waivers are in effect; if they had not been in effect performance would have been lower.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.









--------------------------------------------------------------------------------
4       BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report

INVESTMENT REVIEW

SMITH GROUP LARGE CAP CORE GROWTH FUND
SEPTEMBER 30, 2007 (UNAUDITED)



INVESTMENT PHILOSOPHY & PROCESS

The Fund is subadvised by Smith Group Asset Management ("Smith Group"). When selecting investments for the Fund, Smith Group applies an engineering approach that leverages technology and fundamental research to identify companies with undiscovered growth potential. Smith Group uses its research to create a risk controlled portfolio of companies that it believes may deliver attractive and consistent return patterns.

The security selection process for the Fund consists of three steps. Beginning with a universe of large capitalization stocks, Smith's investment team first employs a series of quantitative risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market. Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise.

The first two screening steps produce a list of eligible companies that are then subjected to traditional fundamental analysis to further understand each company's business prospects, earnings potential, strength of management and competitive positioning. The investment team uses the results of this analysis to construct the portfolio for the Fund.

Holdings in the portfolio become candidates for sale if the investment team identifies any negative investment or performance characteristics. Reasons to sell a stock may include: a negative earnings forecast or report, valuation concerns, company officials downward guidance on company performance or earnings or the announcement of a buyout.


PERFORMANCE REVIEW

Since the inception of the Fund on May 31, 2007, it has returned 3.10% versus the S&P 500 return of 0.36% and the Russell 1000 Growth return of 2.98% for the same period.

Positive relative performance for the period was primarily driven by the Fund's holdings in the healthcare and information technology sectors. The Fund benefited from good stock selection within both sectors and from the fact that both sectors were positioned with an overweight relative to the S&P 500 Index. Strong performers in the healthcare sector included Humana, a health benefits company; Waters Corporation, a manufacturer of analytical medical instruments and support products; and Express Scripts, a full service pharmacy benefit management company. Strong performers in the information technology included Harris Corporation, a telecommunications equipment company; Amphenol Corporation, a manufacturer of electronic connectors; and Cisco Systems, a designer and manufacturer of computer networking products and services. Other individual stocks that contributed significantly to relative performance included National Oilwell Varco, an oilfield services and equipment company; Jacobs Engineering Group, an engineering and construction company; and Air Products & Chemicals, a specialty chemicals company.

Detractors within the Fund during the period included department store retailer Kohl's Corporation; Manpower, Inc, a provider of temporary personnel services; and specialty insurer Ambac Financial Group.

The portfolio management team did not make significant changes in the Fund's strategy or positioning during the period.


--------------------------------------------------------------------------------
           BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report       5

SCHEDULE OF INVESTMENTS


SMITH GROUP LARGE CAP CORE GROWTH FUND
SEPTEMBER 30, 2007


                                          Number         Market
                                        of Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 97.0%
---------------------------------------------------------------

Consumer Discretionary - 11.5%
---------------------------------------------------------------
Big Lots, Inc.*                         11,900       $   355,096
Coach, Inc.*                             8,000           378,160
Dollar Tree Stores, Inc.*                9,000           364,860
The Men's Wearhouse, Inc.                6,620           334,442
Omnicom Group, Inc.                      7,100           341,439
                                                     -----------
                                                       1,773,997
                                                     -----------

Consumer Staples - 4.8%
----------------------------------------------------------------
Colgate-Palmolive Co.                    5,200           370,864
PepsiCo, Inc.                            5,000           366,300
                                                     -----------
                                                         737,164
                                                     -----------

Energy - 7.9%
----------------------------------------------------------------
Exxon Mobil Corp.                        4,100           379,496
Marathon Oil Corp.                       6,800           387,736
National Oilwell Varco, Inc.*            3,100           447,950
                                                     -----------
                                                       1,215,182
                                                     -----------

Financials - 14.1%
----------------------------------------------------------------
The Bank of New York
  Mellon Corp.                           8,400           370,776
Hartford Financial Services
  Group, Inc.                            3,800           351,690
JPMorgan Chase & Co.                     7,600           348,232
MetLife, Inc.                            5,200           362,596
Northern Trust Corp.                     5,600           371,112
T. Rowe Price Group, Inc.                6,500           361,985
                                                     -----------
                                                       2,166,391
                                                     -----------

Health Care - 14.4%
----------------------------------------------------------------
Becton Dickinson & Co.                   4,500           369,225
Cigna Corp.                              7,000           373,030
Express Scripts, Inc.*                   6,400           357,248
Humana, Inc.*                            5,400           377,352
Schering-Plough Corp.                   11,600           366,908
Waters Corp.*                            5,700           381,444
                                                     -----------
                                                       2,225,207
                                                     -----------

Industrials - 17.3%
----------------------------------------------------------------
Cummins, Inc.                            3,000           383,670
Danaher Corp.                            4,500           372,195
Jacobs Engineering Group, Inc.*          5,400           408,132
The Manitowoc Co., Inc.                  9,300           411,804
Northrop Grumman Corp.                   4,400           343,200
Republic Services, Inc.                 11,200           366,352
United Technologies Corp.                4,700           378,256
                                                     -----------
                                                       2,663,609
                                                     -----------


                                          Number         Market
                                        of Shares        Value
---------------------------------------------------------------

Information Technology - 22.1%
----------------------------------------------------------------
Amphenol Corp., Class A                 10,100       $   401,576
Cadence Design Systems, Inc.*           16,600           368,354
Cisco Systems, Inc.*                    11,500           380,765
FactSet Research Systems, Inc.           6,100           418,155
Harris Corp.                             5,900           340,961
Hewlett-Packard Co.                      7,500           373,425
Microsoft Corp.                         12,300           362,358
Oracle Corp.*                           18,100           391,865
Texas Instruments, Inc.                 10,200           373,218
                                                     -----------
                                                       3,410,677
                                                     -----------

Materials - 2.5%
----------------------------------------------------------------
Air Products & Chemicals, Inc.           3,900           381,264
                                                     -----------

Telecommunication Services - 2.4%
----------------------------------------------------------------
AT&T, Inc.                               8,800           372,328
                                                     -----------

TOTAL COMMON STOCKS
  (Cost $14,032,735)                                  14,945,819



                                        Principal
                                         Amount
----------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.3%
----------------------------------------------------------------
PNC Bank Money Market
  Account 4.50%, due 10/01/07         $347,218           347,218
                                                     -----------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $347,218)                                        347,218
                                                     -----------

TOTAL INVESTMENTS - 99.3%
  (Cost $14,379,953)**                                15,293,037

OTHER ASSETS LESS LIABILITIES - 0.7%                     111,913
                                                     -----------
NET ASSETS - 100.0%                                  $15,404,950
                                                     -----------

----------------------------------------------

*    Non-income producing security.
** Aggregate cost for federal income tax purposes is $14,379,957 and net unrealized appreciation is as follows:



     Gross unrealized appreciation                   $   958,730
     Gross unrealized depreciation                       (45,650)
                                                     -----------
     Net unrealized appreciation                     $   913,080
                                                     ===========




--------------------------------------------------------------------------------
6       BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report

SCHEDULE OF INVESTMENTS
(CONTINUED)


SMITH GROUP LARGE CAP CORE GROWTH FUND
SEPTEMBER 30, 2007

Sector Allocation                                % of Net Assets
----------------------------------------------------------------
Information Technology                                      22.1%
Industrials                                                 17.3
Health Care                                                 14.4
Financials                                                  14.1
Consumer Discretionary                                      11.5
Energy                                                       7.9
Consumer Staples                                             4.8
Materials                                                    2.5
Telecommunication Services                                   2.4
Cash and other                                               3.0
                                                     -----------
                                                           100.0%
                                                     ===========


SEE NOTES TO FINANCIAL STATEMENTS












--------------------------------------------------------------------------------
           BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report       7

STATEMENT OF ASSETS AND LIABILITIES


SMITH GROUP LARGE CAP CORE GROWTH FUND
SEPTEMBER 30, 2007


ASSETS:

Investments, at market value (cost $14,379,953) (Note 2)        $ 15,293,037
Receivable for fund shares sold                                      145,908
Dividends and interest receivable                                     11,364
Deferred offering expenses (Note 2)                                    9,482
Prepaid expenses                                                      20,061
                                                                ------------
     Total assets                                                 15,479,852
                                                                ------------

LIABILITIES:

Payable for investments purchased                                     32,498
Investment advisory fee payable (Note 4)                              13,938
Legal fees payable                                                    14,944
Custodian fees payable                                                 5,900
Chief compliance officer fees payable                                  1,081
Other accrued expenses                                                 6,541
                                                                ------------
     Total liabilities                                                74,902
                                                                ------------

NET ASSETS                                                      $ 15,404,950
                                                                ============

NET ASSETS CONSIST OF:

Undistributed net investment income                             $     20,709
Accumulated net realized loss on investments                         (87,228)
Net unrealized appreciation on investments                           913,084
Paid-in-capital                                                   14,558,385
                                                                ------------
NET ASSETS                                                      $ 15,404,950
                                                                ============


SHARES OUTSTANDING - CLASS I:
     (Unlimited number of shares authorized, par value
     $0.001 per share)                                             1,493,742
                                                                ============

Net asset value, offering and redemption price per share        $      10.31
                                                                ============

SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
8       BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report

STATEMENT OF OPERATIONS

SMITH GROUP LARGE CAP CORE GROWTH FUND
FOR THE PERIOD ENDED SEPTEMBER 30, 2007*



INVESTMENT INCOME:
Dividends                                               $  16,624
Interest                                                    9,682
                                                        ---------
     Total investment income                               26,306
                                                        ---------

EXPENSES:
Investment advisory fees (Note 4)                          10,182
Administration and accounting fees (Note 5)                30,011
Organizational expenses and offering costs (Note 2)        20,649
Legal fees                                                 15,600
Transfer agent fees                                        13,948
Custodian fees                                             10,479
Registration and filing fees                                8,869
Trustees' fees and expenses (Note 4)                        8,275
Insurance expense                                           8,113
Chief compliance officer fees (Note 4)                      2,160
Printing fees                                               1,355
Other                                                         856
                                                        ---------
     Subtotal                                             130,497
Fees waived and reimbursed by Advisor (Note 4)            (81,362)
Fees waived by Fund's service provider (Note 5)           (35,949)
                                                        ---------
Total net expenses                                         13,186
                                                        ---------

NET INVESTMENT INCOME                                      13,120
                                                        ---------
REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                          (87,228)
Net change in unrealized appreciation
   on investments                                         913,084
                                                        ---------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS                                    825,856
                                                        ---------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                            $ 838,976
                                                        =========


*    The Fund commenced operations on May 31, 2007


SEE NOTES TO FINANCIAL STATEMENTS




--------------------------------------------------------------------------------
           BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report       9

STATEMENT OF CHANGES IN NET ASSETS

SMITH GROUP LARGE CAP CORE GROWTH FUND
FOR THE PERIOD ENDED SEPTEMBER 30, 2007*



OPERATIONS:
Net investment income                                        $ 13,120
Net realized loss on investments                              (87,228)
Net change in unrealized appreciation on investments          913,084
                                                          -----------
Net increase in net assets resulting from operations          838,976
                                                          -----------

CAPITAL STOCK TRANSACTIONS:
Shares sold - Class I                                      14,625,174
Shares redeemed - Class I                                     (59,200)
                                                          -----------
Net increase in net assets from
   capital stock transactions                              14,565,974
                                                          -----------
Net increase in net assets                                 15,404,950


NET ASSETS:
Beginning of period                                                --
                                                          -----------
End of period                                             $15,404,950
                                                          ===========

Undistributed net investment income                       $    20,709
                                                          ===========

CAPITAL SHARE TRANSACTIONS:
Shares sold - Class I                                       1,499,885
Shares redeemed - Class I                                      (6,143)
                                                          -----------
Net increase in shares outstanding                          1,493,742
                                                          ===========


*    The Fund commenced operations on May 31, 2007.


SEE NOTES TO FINANCIAL STATEMENTS




--------------------------------------------------------------------------------
10      BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report

FINANCIAL HIGHLIGHTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2007(1)
FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD






                                                              SMITH GROUP
                                                                 LARGE
                                                               CAP CORE
                                                             GROWTH FUND
                                                               CLASS I
                                                              ----------

Net asset value, beginning of period                          $    10.00
                                                              ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.01
Net realized and unrealized gain
   on investments                                                   0.30
                                                              ----------
Total from investment operations                                    0.31
                                                              ----------

Net asset value, end of period                                $    10.31
                                                              ==========

Total return                                                        3.10% *


RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                          $   15,405
Operating expenses:
   Before expense reimbursement/waiver                              7.82% **
   After expense reimbursement/waiver                               0.79% **
Net investment income (loss):
   Before expense reimbursement/waiver                             (6.24%)**
   After expense reimbursement/waiver                               0.79% **
Portfolio turnover rate                                            11.99% *



------------
(1)  The Fund commenced operations on May 31, 2007.
*    Non-annualized.
**   Annualized.






SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
           BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report      11

NOTES TO FINANCIAL STATEMENTS


SEPTEMBER 30, 2007


1.   ORGANIZATION

The Smith Group Large Cap Core Growth Fund (the "Fund") is a separate series of the BHR Institutional Funds (the "Trust"), a registered investment management company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong solely to that Fund and are subject to liabilities related thereto. The Fund is authorized to issue an unlimited number of shares and offers two classes of shares: Class I Shares and Class II Shares. As of September 30, 2007, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the Fund, which commenced operations on May 31, 2007. The financial statements of the remaining series in the Trust are presented in separate documents. The Fund is a diversified portfolio as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund seeks capital appreciation and invests in large capitalization U.S. common stocks with growth characteristics. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. common stocks and other equity securities of large capitalization companies. The Fund will typically hold between 40 and 50 stocks.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded.

   For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

   Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee using the Fair Value Procedures approved by the Board of Trustees.

   USE OF ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   ORGANIZATIONAL EXPENSES AND OFFERING COSTS - Organizational expenses and offering costs have been incurred by the Fund. Organizational costs consist of costs incurred to establish the company and enable it legally to do business and are charged to expense as they are incurred. Offering costs consist of costs incurred to offer shares to the public and are accounted for as a deferred charge until operations begin and thereafter amortized to expense over twelve months on a straight-line basis.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the exdividend date, and interest income is recognized on the accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

   EXPENSES - Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated across all of the Funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each Fund.

   NET ASSET VALUE PER SHARE - The net asset value ("NAV") for a Fund share is the value of that share's portion of all of the net assets of the Fund. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern Time).


--------------------------------------------------------------------------------
12      BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)



   Dividends and Distributions - The Fund distributes its net investment income and makes distributions of net realized capital gains, if any, at least annually.

3.   NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In July 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of September 30, 2007, management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the financial statements of the Fund.

4.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS

The Fund has entered into an investment management agreement with BHR Fund Advisors, LP ("BHR") (the "Advisory Agreement") pursuant to which BHR provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at an annual rate of 0.61% of the average daily net assets of the Fund. As investment advisor to the Fund, BHR has the ultimate responsibility over any Sub-Advisor and is responsible for the investment performance of the Fund.

BHR has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with Smith Asset Management Group, L.P. ("Smith"), pursuant to which Smith serves as sub-advisor to the Fund. Sub-advisory fees are paid by BHR, not out of the Fund's assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, BHR and Smith provide a continuous investment program for the Fund's portfolio, and oversee the administration of all aspects relating to the Fund's business and affairs.

For its services as investment Sub-Advisor to the Funds, the Sub-Advisor is entitled to receive investment sub-advisory fees from BHR at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly. The Sub-Advisor will be paid 0.30% on the first $100,000,000; 0.35% on the next $400,000,000; 0.40% on the next $500,000,000; and 0.35% on the balance of the average daily net assets.

The Advisor has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total annual operating expenses from exceeding 0.79% for a period of three years ending May 31, 2010 ("Expense Limitation"). If at any point during the first three years of Fund operations it becomes unnecessary for the Advisor to waive fees or make reimbursements, the Advisor may recapture any of its prior waivers or reimbursements, as long as Expense Limitations are maintained. The balance of recoverable expenses to the Advisor at September 30, 2007 was $81,362.

The Trust does not pay any fees to its Officers for their services as such, except for the Chief Compliance Officer, who receives $1,250 per month for the entire Trust. For the period ended September 30, 2007, the Fund was allocated $2,160 in Chief Compliance Officer fees. The Trust pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee




--------------------------------------------------------------------------------
           BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report      13

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

meeting and $250 per fair valuation meeting attended. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.


5.   OTHER SERVICE PROVIDERS

The Trust has entered into an Administration and Accounting Services Agreement with PFPC Inc. ("PFPC") to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. PFPC also acts as transfer agent and dividend disbursing agent for the Fund, and for these services, PFPC receives a monthly fee based on shareholder processing activity during the month.

PFPC Distributors, Inc. (the "Distributor") serves as the Fund's distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

PFPC Trust Company acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

Pursuant to a services agreement, PFPC has agreed to waive $35,949 in administration and accounting, custodian and transfer agent fees for the Fund for the period from May 31, 2007 to September 30, 2007.

6.   INVESTMENT TRANSACTIONS

Investment transactions for the period ended September 30, 2007, excluding temporary short-term investments for the Fund, were as follows:

                Purchases        Sales
               -----------     --------
               $14,830,159     $710,196


7.   FEDERAL INCOME TAXES

The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and will distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal income or excise tax.

At September 30, 2007, the components of distributable accumulated earnings on a tax basis were as follows:


   Undistributed ordinary income                $  30,937
   Other book/tax differences                     (10,228)
   Deferred post-October losses                   (87,224)
   Unrealized appreciation                        913,080
                                                ---------
   Total accumulated earnings                   $ 846,565
                                                =========

The differences between book and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales on the Fund.

Under the current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2007, the Fund had Post-October losses of $87,224.

Other book/tax differences are temporary differences in the treatment of organizational and start-up costs.

8.   RECLASSIFICATIONS

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of September 30, 2007, the reclassifications were as follows:
                                            INCREASE
         DECREASE                       UNDISTRIBUTED NET
      PAID-IN CAPITAL                   INVESTMENT INCOME
      ---------------                   -----------------
        $ (7,589)                           $ 7,589


9.   CONCENTRATION RISKS

Although the Fund has a diversified investment portfolio, it may, at certain times, have concentrations which may cause the Fund to be more sensitive to economic changes or events occurring in certain sectors.

10.  INDEMNIFICATIONS

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

--------------------------------------------------------------------------------
14      BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TO THE BOARD OF TRUSTEES OF BHR INSTITUTIONAL FUNDS AND THE SHAREHOLDERS OF SMITH GROUP LARGE CAP CORE GROWTH FUND




We have audited the accompanying statement of assets and liabilities of the Smith Group Large Cap Core Growth Fund, a series of shares of BHR Institutional Funds, including the schedule of investments, as of September 30, 2007, and the related statements of operations and changes in net assets and financial highlights for the period May 31, 2007 (commencement of operations) through September 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Group Large Cap Core Growth Fund as of September 30, 2007, the results of its operations, changes in its net assets, and financial highlights for the period May 31, 2007 through September 30, 2007, in conformity with accounting principles generally accepted in the United States of America.



/s/ BRIGGS, BUNTING & DOUGHERTY, LLP
--------------------------------------
BRIGGS, BUNTING & DOUGHERTY, LLP



Philadelphia, Pennsylvania
November 19, 2007



--------------------------------------------------------------------------------
           BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report      15

BOARD CONSIDERATIONS REGARDING INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED)


As required by the 1940 Act, the Board of Trustees (the "Board"), including all of the Trustees who are not "interested persons" of the Trust ("Independent Trustees"), unanimously approved (i) the Investment Management Agreement between BHR Fund Advisors, LP ("BHR") and the Trust on behalf of the Smith Group Large Cap Core Growth Fund (the "Fund") and (ii) the Sub-Advisory Agreement between BHR and Smith Asset Management Group ("Smith Group") at a meeting held on May 22, 2007.

In determining whether to approve the Investment Management Agreement and Sub-Advisory Agreement, the Board exercised its business judgment and considered information about BHR and Smith Group and certain additional factors described below that the Board deemed relevant. The following summary details the materials and factors that the Board considered, and the conclusions the Board reached, in approving the Investment Management and Sub-Advisory Agreements.

In determining whether to approve the Investment Management and Sub-Advisory Agreements for the Fund, the Board considered information about BHR, Smith Group and certain additional factors described below that the Board deemed relevant. The following summary details the materials and factors that the Board considered, and the conclusions the Board reached, in approving the investment management and sub-advisory agreements.

1 THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISOR AND SUB-ADVISOR.

     The Board considered the scope and quality of services expected to be provided by BHR and Smith Group, particularly the qualifications and capabilities of the personnel responsible for providing services to the Fund. The Trustees noted that, in addition to managing the investment program of the Fund, BHR and Smith Group would provide, at their expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services. The Trustees also considered that BHR would pay for all compensation of officers of the Trust that are also employees of BHR. The Trustees evaluated these factors in consultation with Counsel. The Board also considered the qualifications, experience and responsibilities of the portfolio managers for the Fund. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by BHR and Smith Group are satisfactory.

2    THE PERFORMANCE OF THE FUNDS AND THE ADVISOR AND SUB-ADVISOR.

     The Trustees considered the investment experience of BHR and Smith Group. The Trustees noted that since the Fund is new, the Fund's performance will be evaluated on a periodic basis as compared to its peer group. However, the Trustees considered the historical performance of other accounts managed by Smith Group using investment strategies substantially similar to those of the Fund.

3 THE COST OF THE ADVISORY SERVICES AND THE PROFITS TO THE ADVISOR AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND.

     In connection with the Trustees' consideration of the level of the advisory fees, the Trustees considered a number of factors. With respect to the Fund, the Board's analysis of the Fund's advisory fee and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of the Fund compared to a peer group. The Board noted that the Fund's advisory fee and expense ratio were generally in line with those of its peer group. The Board also noted BHR's agreement to limit the total expenses of the Fund for a period of three years. With respect to the Sub-Advisory Agreement with Smith Group, the Board noted that Smith Group's fees will be paid entirely by BHR so that no additional expenses would be borne by shareholders for the engagement of this sub-advisor.


--------------------------------------------------------------------------------
16      BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report

BOARD CONSIDERATIONS REGARDING INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED)
(CONTINUED)


     Based on this analysis as well as other factors described in this section, the Board, including all of the Independent Trustees, concluded that the fees payable under the Investment Management and Sub-Advisory Agreements are fair and reasonable with respect to the services to be provided.

4 THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUNDS GROW AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE.

     The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Fund's assets grow, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders.

5    ANCILLARY BENEFITS AND OTHER FACTORS.

     In addition to the above factors, the Trustees also discussed other benefits received by BHR and Smith Group from its management of the Fund, including the ability to market its advisory services for similar products in the future. The Trustees also considered the letter agreement entered into between BHR and Smith Group which, subject to applicable law, could in certain circumstances, allow BHR to receive compensation from Smith Group in the event the Fund is reorganized out of the Trust.

CONCLUSION

     The Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the Investment Management and Sub-Advisory Agreements were fair and reasonable with respect to the services that BHR and Smith Group would each provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.




--------------------------------------------------------------------------------
           BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report      17

INTERESTED AND INDEPENDENT TRUSTEES OF THE TRUST (UNAUDITED)

The following table sets forth certain information with respect to the Trustees of the Trust. The Statement of Additional Information ("SAI") includes additional information about the Trustees and is available without charge, upon request, by calling 1-888-572-0968.

                                                TERM OF                                     NUMBER OF
                                                OFFICE AND     PRINCIPAL                    FUNDS IN          OTHER
                               POSITION(S)      LENGTH OF      OCCUPATION(S)                FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS, YEAR            HELD WITH        TIME           DURING PAST 5                OVERSEEN BY       HELD BY
OF BIRTH                       THE FUNDS        SERVED         YEARS                        DIRECTOR          TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:**
Amy Duling                      Chairman        Since June     BHR Fund Advisors, LP,             6            None
BHR Fund Advisors LP            and Trustee     2006           Managing Partner;
1160 Swedesford Road                                           Constellation Investment
Suite 140                                                      Management Company,
Berwyn, PA 19312                                               Executive VP of
YOB: 1967                                                      Marketing & Product
                                                               Mgt. (2004-2006);
                                                               Turner Investment
                                                               Partners, National
                                                               Account Director
                                                               (1999-2004).

INDEPENDENT TRUSTEES:

Gary Shugrue                    Trustee         Since          Ascendant Capital                  6            None
c/o BHR Fund Advisors LP                        October        Partners, President
1160 Swedesford Road                            2006           and Chief Investment
Suite 140                                                      Officer.
Berwyn, PA 19312
YOB: 1954

Dr. James Patton                Trustee         Since          Comprehensive Oncology             6            Advaxis, Inc.
c/o BHR Fund Advisors LP                        October        Care, LLC, President;
1160 Swedesford Road                            2006           Millennium Oncology
Suite 140                                                      Management, Inc., Vice
Berwyn, PA 19312                                               President; Liberty View
YOB: 1957                                                      Equity Partners SBIC, LP,
                                                               Principal (1999-2004).


* Each Trustee will serve as a Trustee of the Trust until (i) termination of the Trust, or (ii) the Trustee's retirement, resignation or death, or (iii) as otherwise specified in the Trust's governing documents.

** Ms. Duling is an "interested person" of the Trust and the Advisor as defined in the 1940 Act because she is an officer of the Advisor.



--------------------------------------------------------------------------------
18      BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report

OFFICERS OF THE TRUST (UNAUDITED)

The following table sets forth certain information with respect to the officers of the Trust. The officers of the Trust are elected annually.

                                                      TERM OF OFFICE AND
NAME, ADDRESS, YEAR OF        POSITION HELD WITH      LENGTH OF TIME
BIRTH                         THE FUNDS               SERVED                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Peter Moran                   President               Since October         BHR Fund Advisors, LP,
1160 Swedesford Road                                  2006                  Managing Partner;
Suite 140                                                                   Constellation Investment Management
Berwyn, PA 19312                                                            Company, President (2005-2006);
YOB:  1961                                                                  Turner Investment Partners, Director of
                                                                            Intermediary & Mutual Fund
                                                                            Distribution (1997-2005).
John Leven                    Treasurer               Since October         BHR Fund Advisors, LP, Director of
1160 Swedesford Road                                  2006                  Finance; Constellation Investment
Suite 140                                                                   Management Company,
Berwyn, PA 19312                                                            Chief Financial Officer (2004-2006);
YOB:  1957                                                                  SEI Investments, Account Director
                                                                            (2001-2004), Director of Fund
                                                                            Accounting (1999-2001).

Brian Ferko                   Chief Compliance        Since October         BHR Fund Advisors, LP, Chief
1160 Swedesford Road          Officer                 2006                  Compliance Officer; Ardmore Partners,
Suite 140                                                                   Chief Compliance Officer (2005-2006);
Berwyn, PA 19312                                                            Turner Investment Partners, Director of
YOB:  1971                                                                  Mutual Fund Administration &
                                                                            Compliance (1997-2004).

John Canning                  Secretary               Since October         BHR Fund Advisors, LP, Director Mutual
1160 Swedesford Road                                  2006                  Fund Administration;
Suite 140                                                                   Constellation Investment Management
Berwyn, PA 19312                                                            Company, Vice President Mutual Fund
YOB:  1970                                                                  Administration (2004-2006); Turner
                                                                            Investment Partners, Assistant Director
                                                                            of Mutual Fund Administration (2000
                                                                            2004).


--------------------------------------------------------------------------------
           BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report      19

ADDITIONAL FUND INFORMATION

SEPTEMBER 30, 2007
(UNAUDITED)



PROXY VOTING INFORMATION

   A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request by calling 1-888-572-0968 or on the Fund's website at http://www.bhrfunds.com.

   Information regarding how the Fund voted proxies related to portfolio securities during the period ended June 30, 2007 is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.


INFORMATION ON FORM N-Q

   The Trust files the Fund's complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


SUBMISSION OF MATTERS TO SHAREHOLDERS

   The sole shareholder of the Large Cap Core Growth Fund approved the following matters: (i) the Investment Management Agreement between the Trust and BHR, on behalf of the Large Cap Core Growth Fund; (ii) the Sub-Advisory Agreement between BHR and Smith; (iii) the selection of the independent registered accounting firm for Large Cap Core Growth Fund; and (iv) the election of the Board of Trustees of the Trust.








--------------------------------------------------------------------------------
20      BHR Smith Group Large Cap Core Growth Fund 2007 Annual Report

                                                               [GRAPHIC OMITTED]




[GRAPHIC OMITTED]         1160 W. Swedesford Rd.
      BHR                 Suite 140
INSTITUTIONAL FUNDS       Berwyn, PA 19312


                          t: 610 854  0900
                          f: 610 640  2933

                          w: www.bhrfunds.com

--------------------------------------------------------------------------------

                                       BHR

                                  Institutional
                                      Funds

                      Mount Lucas U.S. Focused Equity Fund

                                  ANNUAL REPORT

                               September 30, 2007


















           This report is submitted for the general information of the
          Fund's shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied
                        by the Fund's current prospectus.


          Shares of the Fund are distributed by PFPC Distributors, Inc.
                    760 Moore Road, King of Prussia, PA 19406

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

SEPTEMBER 30, 2007

ASSETS:
Cash                                                                $      10
                                                                    ---------
      Total assets                                                         10
                                                                    ---------


NET ASSETS                                                          $      10
                                                                    =========

NET ASSETS CONSIST OF:
Paid-in-capital                                                     $      10
                                                                    ---------
NET ASSETS                                                          $      10
                                                                    =========

SHARES OUTSTANDING - CLASS I:
      (Unlimited number of shares authorized, par value $0.001
      per share)                                                           1
                                                                    ========

Net asset value, offering and redemption price per share            $  10.00
                                                                    ========







                       SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
MOUNT LUCAS U.S. FOCUSED EQUITY FUND
FOR THE PERIOD ENDED SEPTEMBER 30, 2007*





INVESTMENT INCOME:                                   $       --

EXPENSES:                                                    --
                                                     ----------

NET INVESTMENT INCOME                                        --
                                                     ----------

REALIZED AND UNREALIZED
      GAIN ON INVESTMENTS:
Net realized gain on investments                             --
Net change in unrealized appreciation
      on investments                                         --
                                                     ----------
NET REALIZED AND UNREALIZED
      GAIN ON INVESTMENTS                                    --
                                                     ----------

NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                      $       --
                                                     ==========


* The Fund commenced operations on September 28, 2007.








                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
MOUNT LUCAS U.S. FOCUSED EQUITY FUND
FOR THE PERIOD ENDED SEPTEMBER 30, 2007*





OPERATIONS:
Net investment income                                        $       --
Net realized gain on investments                                     --
Net change in unrealized appreciation
    on investments                                                   --
                                                             ----------
Net increase in net assets resulting from operations                 --
                                                             ----------

CAPITAL STOCK TRANSACTIONS:
Shares sold - Class I                                        $       10
                                                             ----------
Net increase in net assets from
    capital stock transactions                                       10
                                                             ----------
Net increase in net assets                                           10


NET ASSETS:
Beginning of period                                                  --
                                                             ----------
End of period                                                $       10
                                                             ==========


CAPITAL SHARE TRANSACTIONS:
Shares sold - Class I                                                 1
                                                             ----------
Net increase in shares outstanding                                    1
                                                             ==========




* The Fund commenced operations on September 28, 2007.






                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
FOR THE PERIOD ENDED SEPTEMBER 30, 2007(1)
FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                      MOUNT LUCAS
                                                      U.S. FOCUSED
                                                      EQUITY FUND
                                                        CLASS I
                                                      ------------

Net asset value, beginning of period                  $      10.00
                                                      ------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           --
Net realized and unrealized gain
     on investments                                             --
                                                      ------------
Total from investment operations                                --
                                                      ------------

Net asset value, end of period                        $      10.00
                                                      ============

Total return                                                  0.00%

RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                  $          0
Operating expenses:
     Before expense reimbursement/waiver                      0.00%
     After expense reimbursement/waiver                       0.00%
Net investment income:
     Before expense reimbursement/waiver                      0.00%
     After expense reimbursement/waiver                       0.00%
Portfolio turnover rate                                       0.00%

=========================================================

(1)  The Fund commenced operations on September 28, 2007.



                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

1.   ORGANIZATION

     The Mount Lucas U.S. Focused Equity Fund (the "Fund") is a separate series of the BHR Institutional Funds (the "Trust"), a registered investment management company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong solely to that Fund and are subject to liabilities related thereto. The Fund is authorized to issue an unlimited number of shares and offers two classes of shares: Class I Shares and Class II Shares. As of September 30, 2007, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the Fund, which commenced operations on September 28, 2007. The financial statements of the remaining series in the Trust are presented in separate documents. The Fund is a non-diversified portfolio as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

     The Fund seeks capital appreciation and invests in large capitalization U.S. common stocks with value characteristics. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. common stocks and other equity securities of large capitalization companies. The Fund will typically hold between 20 and 40 stocks.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent, third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

     Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee using the Fair Value Procedures approved by the Board of Trustees.

     USE OF ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     ORGANIZATIONAL EXPENSES AND OFFERING COSTS - Organizational expenses and offering costs have been incurred by the Fund. Organizational costs consist of costs incurred to establish the company and enable it legally to do business and are charged to expense as they are incurred. Offering costs consist of costs incurred to offer shares to the public and are accounted for as a deferred charge until operations begin and thereafter amortized to expense over twelve months on a straight-line basis.

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

     EXPENSES - Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated across all of the Funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each Fund.

     NET ASSET VALUE PER SHARE - The net asset value ("NAV") for a Fund share is the value of that share's portion of all of the net assets of the Fund. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern Time).

     DIVIDENDS AND DISTRIBUTIONS - The Fund distributes its net investment income and makes distributions of net realized capital gains, if any, at least annually.

     REDEMPTION FEES - The Fund imposes a redemption fee of 2.00% on shares that are redeemed within 90 days of purchase. The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. Those shares held the longest will be treated as having been redeemed first. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees returned to the assets of the Fund are reflected in the Statements of Changes in Net Assets.

3.   NEW ACCOUNTING PRONOUNCEMENTS

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

     In July 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of September 30, 2007, management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the financial statements of the fund.

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


4.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS

     The Fund has entered into an investment management agreement with BHR Fund Advisors, LP ("BHR") (the "Advisory Agreement") pursuant to which BHR provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the average daily net assets of the Fund. As investment advisor to the Fund, BHR has the ultimate responsibility over any Sub-Advisor and is responsible for the investment performance of the Fund.

     BHR has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with Mount Lucas Management Corp. ("Mount Lucas"), pursuant to which Mount Lucas serves as sub-advisor to the Fund. Sub-advisory fees are paid by BHR, not out of the Fund's assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, BHR and Mount Lucas provide a continuous investment program for the Fund's portfolio, and oversee the administration of all aspects relating to the Fund's business and affairs.

     For its services as investment Sub-Advisor to the Funds, the Sub-Advisor is entitled to receive investment sub-advisory fees from BHR at an annualized rate, calculated daily based on the average daily net assets of each Fund and paid monthly. The Sub-Advisor will be paid 0.25% on the first $200,000,000 and 0.60% on the balance of the average daily net assets.

     The Advisor has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total annual operating expenses from exceeding 0.95% for the Class I shares of the Fund for a period of three years ending September 25, 2010 ("Expense Limitation"). If at any point during the first three years of Fund operations it becomes unnecessary for the Advisor to waive fees or make reimbursements, the Advisor may recapture any of its prior waivers or reimbursements, as long as Expense Limitations are maintained. There were no recoverable expenses to the Advisor at September 30, 2007.

     The Trust does not pay any fees to its Officers for their services as such, except for the Chief Compliance Officer, who receives $1,250 per month for the entire Trust. The Trust pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee meeting and $250 per fair valuation meeting attended. Trustees will be reimbursed for reasonable expenses incurred in attending all meetings.

5.   OTHER SERVICE PROVIDERS

     The Trust has entered into an Administration and Accounting Services Agreement with PFPC Inc. ("PFPC") to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. PFPC also acts as transfer agent and dividend disbursing agent for the Fund, and for these services, PFPC receives a monthly fee based on shareholder processing activity during the month.

     PFPC Distributors, Inc. (the "Distributor") serves as the Fund's distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

     PFPC Trust Company acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

6.   INVESTMENT TRANSACTIONS

     Investment transactions for the period ended September 30, 2007, excluding temporary short-term investments for the Fund, were as follows:

                                            PURCHASES                  SALES
                                            ---------                  -----
                                            $0                         $0

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


7.   FEDERAL INCOME TAXES

     The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and will distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal income or excise tax.

8.   INDEMNIFICATIONS

     Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

[GRAPHIC OMITTED]
BRIGGS BUNTING &
DOUGHERTY, LLP
CERTIFIED
PUBLIC
ACCOUNTANTS



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES OF BHR INSTITUTIONAL FUNDS AND THE SHAREHOLDERS OF MOUNT LUCAS U.S. FOCUSED EQUITY FUND

We have audited the accompanying statement of assets and liabilities of the Mount Lucas U.S. Focused Equity Fund, a series of shares of BHR Institutional Funds, as of September 30, 2007, and the related statements of operations and changes in net assets and financial highlights for the period September 28, 2007 (commencement of operations) through September 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mount Lucas U.S. Focused Equity Fund as of September 30, 2007, the results of its operations, changes in its net assets, and financial highlights for the period September 28, 2007 through September 30, 2007, in conformity with accounting principles generally accepted in the United States of America.




                                          /s/ BRIGGS, BUNTING & DOUGHERTY, LLP
                                          --------------------------------------
                                              BRIGGS, BUNTING & DOUGHERTY, LLP


PHILADELPHIA, PENNSYLVANIA
NOVEMBER 19, 2007

BOARD CONSIDERATIONS REGARDING INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

As required by the 1940 Act, the Board of Trustees, including all of the Trustees who are not "interested persons" of the Trust ("Independent Trustees"), unanimously approved (i) the Investment Management Agreement between BHR and the Trust on behalf of the Mount Lucas U.S. Focused Equity Fund (the "Mount Lucas Fund") and (ii) the Sub-Advisory Agreement between BHR and Mount Lucas at a meeting held on May 22, 2007.

In determining whether to approve the Investment Management Agreement and Sub-Advisory Agreement, the Board exercised its business judgment and considered information about BHR and Mount Lucas and certain additional factors described below that the Board deemed relevant. The following summary details the materials and factors that the Board considered, and the conclusions the Board reached, in approving the Investment Management and Sub-Advisory Agreements.

1 THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISOR AND SUB-ADVISOR.

         The Board considered the scope and quality of services expected to be provided by BHR and Mount Lucas, particularly the qualifications and capabilities of the personnel responsible for providing services to the Mount Lucas Fund. The Trustees noted that, in addition to managing the investment program of the Mount Lucas Fund, BHR and Mount Lucas would provide, at their expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services. The Board also considered the qualifications, experience and responsibilities of the portfolio managers for the Mount Lucas Fund. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by BHR and Mount Lucas are satisfactory.

2        THE PERFORMANCE OF THE FUND AND THE ADVISOR AND SUB-ADVISOR.

         The Trustees considered the investment experience of BHR and Mount Lucas. The Trustees noted that since the Mount Lucas Fund is new, its performance will be evaluated on a periodic basis as compared to its peer group.

3 THE COST OF THE ADVISORY SERVICES AND THE PROFITS TO THE ADVISOR AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND.

         In connection with the Trustees' consideration of the level of the management fees, the Trustees considered a number of factors. With respect to the Mount Lucas Fund, the Board's analysis of the Mount Lucas Fund's advisory fee and estimated expenses included a discussion and review of data concerning the proposed fee and expense ratios of the Mount Lucas Fund compared to the average of the comparable Morningstar category. The Board noted that the Mount Lucas Fund's management fee was in the third quartile of the Morningstar Large Cap Value Universe, which consists of 1,500 comparable funds. The Board also noted that the Mount Lucas Fund's net expense ratio is in the top quartile of the Morningstar Large Cap Value Universe. The Board also noted BHR's agreement to limit the total expenses of the Mount Lucas

BOARD CONSIDERATIONS REGARDING INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS - (UNAUDITED)(CONTINUED)


         Fund for a period of three years. With respect to the sub-advisory agreement with Mount Lucas, the Board noted that Mount Lucas' fees will be paid entirely by BHR so that no additional expenses would be borne by shareholders for the engagement of this sub-advisor. On the basis of the information provided, the Board concluded that the proposed advisory fee and total expense ratio were reasonable and appropriate in light of the quality of the services to be provided to the Mount Lucas Fund.

4 THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE.

         The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Mount Lucas Fund's assets grow, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders.

5        ANCILLARY BENEFITS AND OTHER FACTORS.

         In addition to the above factors, the Trustees also discussed other benefits to be received by BHR and Mount Lucas from their management of the Mount Lucas Fund, including the ability to market its advisory services for similar products in the future. The Trustees also considered the letter agreement entered into between BHR and Mount Lucas, which, subject to applicable law, could in certain circumstances, allow BHR to receive compensation from Mount Lucas in the event the Mount Lucas Fund is reorganized out of the Trust.

CONCLUSION

         The Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the Investment Management and Sub-Advisory Agreements were fair and reasonable with respect to the services that BHR and Mount Lucas would each provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

INTERESTED AND INDEPENDENT TRUSTEES OF THE TRUST (UNAUDITED)

The following table sets forth certain information with respect to the Trustees of the Trust. The Statement of Additional Information ("SAI") includes additional information about the Trustees and is available without charge, upon request, by calling 1-888-572-0968.

                                                TERM OF                                     NUMBER OF
                                                OFFICE AND     PRINCIPAL                    FUNDS IN          OTHER
                               POSITION(S)      LENGTH OF      OCCUPATION(S)                FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS, YEAR            HELD WITH        TIME           DURING PAST 5                OVERSEEN BY       HELD BY
OF BIRTH                       THE FUNDS        SERVED         YEARS                        DIRECTOR          TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:**
Amy Duling                      Chairman        Since June     BHR Fund Advisors, LP,             6            None
BHR Fund Advisors LP            and Trustee     2006           Managing Partner;
1160 Swedesford Road                                           Constellation Investment
Suite 140                                                      Management Company,
Berwyn, PA 19312                                               Executive VP of
YOB: 1967                                                      Marketing & Product
                                                               Mgt. (2004-2006);
                                                               Turner Investment
                                                               Partners, National
                                                               Account Director
                                                               (1999-2004).

INDEPENDENT TRUSTEES:

Gary Shugrue                    Trustee         Since          Ascendant Capital                  6            None
c/o BHR Fund Advisors LP                        October        Partners, President
1160 Swedesford Road                            2006           and Chief Investment
Suite 140                                                      Officer.
Berwyn, PA 19312
YOB: 1954

Dr. James Patton                Trustee         Since          Comprehensive Oncology             6            Advaxis, Inc.
c/o BHR Fund Advisors LP                        October        Care, LLC, President;
1160 Swedesford Road                            2006           Millennium Oncology
Suite 140                                                      Management, Inc., Vice
Berwyn, PA 19312                                               President; Liberty View
YOB: 1957                                                      Equity Partners SBIC, LP,
                                                               Principal (1999-2004).


* Each Trustee will serve as a Trustee of the Trust until (i) termination of the Trust, or (ii) the Trustee's retirement, resignation or death, or (iii) as otherwise specified in the Trust's governing documents.

** Ms. Duling is an "interested person" of the Trust and the Advisor as defined in the 1940 Act because she is an officer of the Advisor.

OFFICERS OF THE TRUST (UNAUDITED)

The following table sets forth certain information with respect to the officers of the Trust. The officers of the Trust are elected annually.

                                                      TERM OF OFFICE AND
NAME, ADDRESS, YEAR OF        POSITION HELD WITH      LENGTH OF TIME
BIRTH                         THE FUNDS               SERVED                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Peter Moran                   President               Since October         BHR Fund Advisors, LP,
1160 Swedesford Road                                  2006                  Managing Partner;
Suite 140                                                                   Constellation Investment Management
Berwyn, PA 19312                                                            Company, President (2005-2006);
YOB:  1961                                                                  Turner Investment Partners, Director of
                                                                            Intermediary & Mutual Fund
                                                                            Distribution (1997-2005).
John Leven                    Treasurer               Since October         BHR Fund Advisors, LP, Director of
1160 Swedesford Road                                  2006                  Finance; Constellation Investment
Suite 140                                                                   Management Company,
Berwyn, PA 19312                                                            Chief Financial Officer (2004-2006);
YOB:  1957                                                                  SEI Investments, Account Director
                                                                            (2001-2004), Director of Fund
                                                                            Accounting (1999-2001).

Brian Ferko                   Chief Compliance        Since October         BHR Fund Advisors, LP, Chief
1160 Swedesford Road          Officer                 2006                  Compliance Officer; Ardmore Partners,
Suite 140                                                                   Chief Compliance Officer (2005-2006);
Berwyn, PA 19312                                                            Turner Investment Partners, Director of
YOB:  1971                                                                  Mutual Fund Administration &
                                                                            Compliance (1997-2004).

John Canning                  Secretary               Since October         BHR Fund Advisors, LP, Director Mutual
1160 Swedesford Road                                  2006                  Fund Administration;
Suite 140                                                                   Constellation Investment Management
Berwyn, PA 19312                                                            Company, Vice President Mutual Fund
YOB:  1970                                                                  Administration (2004-2006); Turner
                                                                            Investment Partners, Assistant Director
                                                                            of Mutual Fund Administration (2000
                                                                            2004).

ADDITIONAL FUND INFORMATION

September 30, 2007
(UNAUDITED)

--------------------------------------------------------------------------------
PROXY VOTING INFORMATION

     A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request by calling 1-888-572-0968 or on the Fund's website at HTTP://WWW.BHRFUNDS.COM.

     Information regarding how the Fund voted proxies related to portfolio securities during the period ended June 30 is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at HTTP://WWW.SEC.GOV.

INFORMATION ON FORM N-Q

     The Trust files each Fund's complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUBMISSION OF MATTERS TO SHAREHOLDERS

     The sole shareholder of the Mount Lucas U.S. Focused Equity Fund approved the following matters: (i) the Investment Management Agreement between the Trust and BHR, on behalf of the Mount Lucas U.S. Focused Equity Fund; (ii) the Sub-Advisory Agreement between BHR and MLM; and (iii) the selection of the independent registered public accounting firm for Mount Lucas U.S. Focused Equity Fund.

                          1160 W. Swedesford Rd.
      BHR                 Suite 140
INSTITUTIONAL FUNDS       Berwyn, PA 19312


                          t: 610 854  0900
                          f: 610 640  2933

                          w: www.bhrfunds.com

--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) During the period covered by this report, the registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of this Item's instructions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant's Board of Trustees has determined that Dr. James Patton and Gary Shugrue are qualified to serve as audit committee financial experts serving on its audit committee and that they are "independent," as defined by Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $46,000 for 2007 and $0 for 2006.

AUDIT-RELATED FEES
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
         (a) of this Item are $0 for 2007 and $0 for 2006.

TAX FEES
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,500 for 2007 and $0 for 2006. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter, the Registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the Registrant. The Audit Committee also pre-approves any non-audit services provided by the Registrant's principal accountant to BHR Fund Advisors, LP.

  (e)(2) The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  N/A

                           (c)  100%

                           (d)  N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $6,500 for 2007 and $0 for 2006.

     (h) Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)), that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
         Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        BHR INSTITUTIONAL FUNDS
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ PETER MORAN
                           -----------------------------------------------------
                           Peter Moran, President
                           (principal executive officer)

Date 12/07/07
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ PETER MORAN
                           -----------------------------------------------------
                           Peter Moran, President
                           (principal executive officer)

Date 12/07/07
    ----------------------------------------------------------------------------

By (Signature and Title)*  /S/ JOHN LEVEN
                           -----------------------------------------------------
                           John Leven, Treasurer
                           (principal financial officer)

Date 12/07/07
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.